UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23344 and 811-23343
Name of Fund:
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund

Master Investment Portfolio II
Advantage CoreAlpha Bond Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 14 (a)	0.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.28) %	3.21%	(0.31) %	1.42%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund

(the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Semi-Annual Shareholder Report —

June 30, 2024
BCRIX-06/24-SAR

BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 27 (a)	0.54% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.40) %	2.84%	(0.55) %	1.12%
Investor A Shares (with sales charge)	(4.38)	(1.28)	(1.36)	0.71
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund

(the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Semi-Annual Shareholder Report —

June 30, 2024
BCRAX-06/24-SAR

BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$ 64 (a)	1.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(0.88) %	2.07%	(1.32) %	0.52%
Investor C Shares (with sales charge)	(1.86)	1.08	(1.32)	0.52
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund

(the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Semi-Annual Shareholder Report —

June 30, 2024
BCRCX-06/24-SAR

BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 12 (a)	0.24% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.25) %	3.26%	(0.25) %	1.47%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund

(the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Prior to March 28, 2016 for Class K Shares, the performance of the class is based on the returns of a series of Master Investment Portfolio, adjusted to reflect the estimated annual fund fees and operating expenses of the respective share class of the Predecessor Fund.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Semi-Annual Shareholder Report —

June 30, 2024
BCRKX-06/24-SAR

Advantage CoreAlpha Bond Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This
semi-annual shareholder report
contains important information about Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the BlackRock Advantage CoreAlpha Bond Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage CoreAlpha Bond Master Portfolio	$ 12	0.24%
Key Master Portfolio statistics
Net Assets	$ 662,095,106
Number of Portfolio Holdings	2,034
Portfolio Turnover Rate	79%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Master Portfolio invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments (a)
Corporate Bonds	33.9%
U.S. Government Sponsored Agency Securities	28.1
U.S. Treasury Obligations	19.5
Non-Agency Mortgage-Backed Securities	10.1
Asset-Backed Securities	7.4
Municipal Bonds	0.6
Foreign Agency Obligations	0.4
Common Stocks	— (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	50.4%
AA/Aa	2.6
A	14.0
BBB/Baa	15.6
BB/Ba	8.4
B	2.4
CCC/Caa	0.3
N/R	6.3
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Advantage CoreAlpha Bond Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds VI
• BlackRock Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Advantage CoreAlpha Bond Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Advantage CoreAlpha Bond Fund
Derivative Financial Instruments

Statement of Assets and Liabilities (unaudited)
June 30, 2024

BlackRock Advantange CoreAlpha Bond Fund
ASSETS
Investments, at value — Master Portfolio	$ 662,095,106
Receivables:
Capital shares sold	172,995
From the Administrator	2,536
Withdrawals from the Master Portfolio	1,526,945
Total assets	663,797,582
LIABILITIES
Payables:
Administration fees	26,344
Capital shares redeemed	1,699,940
Income dividend distributions	144,357
Professional fees	5,708
Proxy fees	48
Service and distribution fees	56,734
Total liabilities	1,933,131
Commitments and contingent liabilities
NET ASSETS	$ 661,864,451
NET ASSETS CONSIST OF
Paid-in capital	$ 871,593,457
Accumulated loss	(209,729,006)
NET ASSETS	$ 661,864,451

2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024

BlackRock Advantange CoreAlpha Bond Fund
NET ASSET VALUE
Institutional
Net assets	$ 325,322,660
Shares outstanding	37,962,848
Net asset value	$ 8.57
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 275,654,747
Shares outstanding	32,164,498
Net asset value	$ 8.57
Shares authorized	Unlimited
Par value	No par value
Investor C
Net assets	$ 537,746
Shares outstanding	62,725
Net asset value	$ 8.57
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 60,349,298
Shares outstanding	7,036,933
Net asset value	$ 8.58
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

BlackRock Advantange CoreAlpha Bond Fund
INVESTMENT INCOME
Other income — unaffiliated	$7,671
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	110,024
Interest — unaffiliated	16,007,318
Securities lending income — affiliated — net	50,459
Expenses	(866,386)
Fees waived	30,626
Total investment income	15,339,712
FUND EXPENSES
Service and distribution — class specific	353,814
Administration — class specific	174,085
Professional	5,699
Miscellaneous	2,436
Total expenses	536,034
Less:
Fees waived and/or reimbursed by the Administrator	(19,996)
Total expenses after fees waived and/or reimbursed	516,038
Net investment income	14,823,674
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(6,791,980)
Investments — affiliated	(171)
Forward foreign currency exchange contracts	(97,457)
Foreign currency transactions	2,652
Futures contracts	74,437
Swaps	(172,250)
(6,984,769)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,869,285)
Investments — affiliated	(7,817)
Forward foreign currency exchange contracts	35,460
Foreign currency translations	(118,565)
Futures contracts	(2,014,903)
Swaps	(1,201,438)
(11,176,548)
Net realized and unrealized loss	(18,161,317)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,337,643)
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	BlackRock Advantage CoreAlpha Bond Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,823,674	$30,580,547
Net realized loss	(6,984,769)	(58,508,075)
Net change in unrealized appreciation (depreciation)	(11,176,548)	60,306,586
Net increase (decrease) in net assets resulting from operations	(3,337,643)	32,379,058
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,656,395)	(18,116,739)
Investor A	(5,670,929)	(10,699,627)
Investor C	(8,696)	(11,027)
Class K	(1,246,622)	(2,554,613)
Decrease in net assets resulting from distributions to shareholders	(14,582,642)	(31,382,006)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(38,658,024)	(230,335,016)
NET ASSETS
Total decrease in net assets	(56,578,309)	(229,337,964)
Beginning of period	718,442,760	947,780,724
End of period	$661,864,451	$718,442,760

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$8.78	$8.65	$10.32	$10.79	$10.54	$10.02
Net investment income(a)	0.19	0.31	0.23	0.21	0.26	0.32
Net realized and unrealized gain (loss)	(0.22)	0.15	(1.69)	(0.42)	0.67	0.64
Net increase (decrease) from investment operations	(0.03)	0.46	(1.46)	(0.21)	0.93	0.96
Distributions(b)
From net investment income	(0.18)	(0.33)	(0.13)	(0.15)	(0.56)	(0.32)
From net realized gain	—	—	—	(0.06)	(0.12)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—	—
Total distributions	(0.18)	(0.33)	(0.21)	(0.26)	(0.68)	(0.44)
Net asset value, end of period	$8.57	$8.78	$8.65	$10.32	$10.79	$10.54
Total Return(c)
Based on net asset value	(0.28)%(d)	5.41%	(14.24)%	(1.98)%	8.88%	9.62%
Ratios to Average Net Assets(e)(f)
Total expenses	0.29%(g)	0.30%	0.29%	0.30%	0.28%	0.29%
Total expenses after fees waived and/or reimbursed	0.29%(g)	0.29%	0.29%	0.30%	0.28%	0.28%
Net investment income	4.35%(g)	3.58%	2.50%	2.00%	2.42%	3.02%
Supplemental Data
Net assets, end of period (000)	$325,323	$367,970	$559,142	$839,388	$1,103,299	$1,121,106
Portfolio turnover rate of the Master Portfolio(h)	79%	201%	205%	219%	410%	263%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	55%	118%	107%	123%	261%	166%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$8.78	$8.65	$10.32	$10.79	$10.54	$10.02
Net investment income(a)	0.17	0.29	0.21	0.18	0.24	0.29
Net realized and unrealized gain (loss)	(0.21)	0.14	(1.70)	(0.42)	0.66	0.64
Net increase (decrease) from investment operations	(0.04)	0.43	(1.49)	(0.24)	0.90	0.93
Distributions(b)
From net investment income	(0.17)	(0.30)	(0.10)	(0.12)	(0.53)	(0.29)
From net realized gain	—	—	—	(0.06)	(0.12)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—	—
Total distributions	(0.17)	(0.30)	(0.18)	(0.23)	(0.65)	(0.41)
Net asset value, end of period	$8.57	$8.78	$8.65	$10.32	$10.79	$10.54
Total Return(c)
Based on net asset value	(0.40)%(d)	5.15%	(14.46)%	(2.23)%	8.61%	9.35%
Ratios to Average Net Assets(e)(f)
Total expenses	0.54%(g)	0.55%	0.54%	0.55%	0.53%	0.54%
Total expenses after fees waived and/or reimbursed	0.54%(g)	0.54%	0.54%	0.55%	0.53%	0.53%
Net investment income	4.09%(g)	3.35%	2.26%	1.74%	2.16%	2.76%
Supplemental Data
Net assets, end of period (000)	$275,655	$297,914	$322,124	$445,358	$508,792	$503,477
Portfolio turnover rate of the Master Portfolio(h)	79%	201%	205%	219%	410%	263%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	55%	118%	107%	123%	261%	166%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$8.79	$8.66	$10.33	$10.80	$10.55	$10.02
Net investment income(a)	0.15	0.23	0.14	0.11	0.15	0.22
Net realized and unrealized gain (loss)	(0.23)	0.14	(1.69)	(0.43)	0.67	0.64
Net increase (decrease) from investment operations	(0.08)	0.37	(1.55)	(0.32)	0.82	0.86
Distributions(b)
From net investment income	(0.14)	(0.24)	(0.04)	(0.04)	(0.45)	(0.21)
From net realized gain	—	—	—	(0.06)	(0.12)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—	—
Total distributions	(0.14)	(0.24)	(0.12)	(0.15)	(0.57)	(0.33)
Net asset value, end of period	$8.57	$8.79	$8.66	$10.33	$10.80	$10.55
Total Return(c)
Based on net asset value	(0.88)%(d)	4.36%	(15.09)%	(2.96)%	7.80%	8.64%
Ratios to Average Net Assets(e)(f)
Total expenses	1.29%(g)	1.30%	1.29%	1.30%	1.28%	1.29%
Total expenses after fees waived and/or reimbursed	1.29%(g)	1.30%	1.29%	1.29%	1.28%	1.29%
Net investment income	3.41%(g)	2.64%	1.47%	1.01%	1.32%	2.08%
Supplemental Data
Net assets, end of period (000)	$538	$431	$413	$865	$1,522	$210
Portfolio turnover rate of the Master Portfolio(h)	79%	201%	205%	219%	410%	263%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	55%	118%	107%	123%	261%	166%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$8.79	$8.66	$10.33	$10.80	$10.55	$10.02
Net investment income(a)	0.19	0.32	0.24	0.22	0.27	0.31
Net realized and unrealized gain (loss)	(0.21)	0.14	(1.70)	(0.43)	0.66	0.66
Net increase (decrease) from investment operations	(0.02)	0.46	(1.46)	(0.21)	0.93	0.97
Distributions(b)
From net investment income	(0.19)	(0.33)	(0.13)	(0.15)	(0.56)	(0.32)
From net realized gain	—	—	—	(0.06)	(0.12)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—	—
Total distributions	(0.19)	(0.33)	(0.21)	(0.26)	(0.68)	(0.44)
Net asset value, end of period	$8.58	$8.79	$8.66	$10.33	$10.80	$10.55
Total Return(c)
Based on net asset value	(0.25)%(d)	5.46%	(14.19)%	(1.93)%	8.93%	9.78%
Ratios to Average Net Assets(e)(f)
Total expenses	0.29%(g)	0.30%	0.29%	0.30%	0.28%	0.29%
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%	0.24%	0.25%	0.23%	0.24%
Net investment income	4.50%(g)	3.67%	2.57%	2.06%	2.46%	2.97%
Supplemental Data
Net assets, end of period (000)	$60,349	$52,127	$66,102	$72,493	$62,343	$27,973
Portfolio turnover rate of the Master Portfolio(h)	79%	201%	205%	219%	410%	263%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	55%	118%	107%	123%	261%	166%
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2024, the percentage of the Master Portfolio owned by the Fund was 100.00%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor C	Class K
Administration fees - class specific	0.05%	0.05%	0.05%	0.05%
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 89,419	$ 70,237	$ 132	$ 14,297	$ 174,085
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor C	Total
BlackRock Advantage CoreAlpha Bond Fund	$ 351,186	$ 2,628	$ 353,814
Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $4,581.
For the six months ended June 30, 2024, affiliates received CDSCs as follows:
	Investor A	Investor C	Total
CDSC	$ 14,243	$ 60	$ 14,303
Expense Waivers and Reimbursements:  The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $5,699.
BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $14,297.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
BlackRock Advantage CoreAlpha Bond Fund	$ (154,394,163)	$ (313,838)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund
Institutional
Shares sold	3,863,218	$ 33,178,256	13,938,310	$ 119,224,109
Shares issued in reinvestment of distributions	876,568	7,516,572	2,091,019	18,064,015
Shares redeemed	(8,681,919)	(73,775,073)	(38,755,037)	(325,277,466)
	(3,942,133)	$ (33,080,245)	(22,725,708)	$ (187,989,342)
Investor A
Shares sold and automatic conversion of shares	675,516	$ 5,815,475	1,355,462	$ 11,764,367
Shares issued in reinvestment of distributions	645,627	5,536,578	1,205,780	10,412,490
Shares redeemed	(3,079,856)	(26,522,481)	(5,865,600)	(50,528,553)
	(1,758,713)	$ (15,170,428)	(3,304,358)	$ (28,351,696)
Investor C
Shares sold	19,411	$ 167,494	11,120	$ 96,579
Shares issued in reinvestment of distributions	986	8,459	1,223	10,564
Shares redeemed and automatic conversion of shares	(6,717)	(57,683)	(10,996)	(93,896)
	13,680	$ 118,270	1,347	$ 13,247
Class K
Shares sold	1,692,735	$ 14,546,390	3,539,967	$ 30,846,680
Shares issued in reinvestment of distributions	146,000	1,252,357	295,501	2,555,468
Shares redeemed	(733,625)	(6,324,368)	(5,539,219)	(47,409,373)
	1,105,110	$ 9,474,379	(1,703,751)	$ (14,007,225)
	(4,582,056)	$ (38,658,024)	(27,732,470)	$ (230,335,016)
As of June 30, 2024, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924  Investor C Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$1,360	$ 1,358,458
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	724	719,786
Series 2023-A, Class 1D, 9.09%, 01/18/28	950	961,554
Series 2023-B, Class B, 7.44%, 09/15/28	1,960	1,995,315
Series 2023-B, Class C, 7.81%, 09/15/28	1,500	1,526,458
Series 2023-B, Class D, 8.78%, 09/15/28	2,000	2,040,647
Series 2023-X1, Class A, 7.11%, 11/15/28	1,327	1,331,245
Series 2023-X1, Class C, 8.25%, 11/15/28	2,500	2,542,896
Series 2023-X1, Class D, 9.55%, 11/15/28	450	461,682
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,245,736
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	570	572,642
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	296	279,038
Series 2021-N2, Class C, 1.07%, 03/10/28	832	785,623
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. Term SOFR + 0.61%), 5.96%, 02/26/35(b)	68	65,795
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)	1,144	1,145,068
CWABS, Inc., Series 2004-1, Class M1, (1 mo. Term SOFR + 0.86%), 6.21%, 03/25/34(b)	5	4,762
Exeter Automobile Receivables Trust
Series 2021-4A, Class C, 1.46%, 10/15/27	1,144	1,132,488
Series 2022-2A, Class B, 3.65%, 10/15/26	750	748,986
Series 2023-5A, Class C, 6.85%, 01/16/29	1,160	1,184,165
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	304	300,285
Series 2021-2, Class C, 0.97%, 12/26/28	130	129,124
Series 2021-3, Class B, 0.76%, 02/26/29	1,091	1,065,697
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A-3, 4.28%, 02/01/36	85	79,788
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	2,750	2,754,299
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,001,063
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,487,271
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,356,464
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	509	507,918
Series 2022-5, Class C, 4.74%, 10/16/28	2,960	2,927,550
Series 2024-1, Class C, 5.45%, 03/15/30	510	508,593
Westlake Automobile Receivables Trust(a)
Series 2022-1A, Class B, 2.75%, 03/15/27	1,082	1,079,791
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,076,050
Series 2023-1A, Class C, 5.74%, 08/15/28	3,380	3,376,521
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,097,573
Security	Par (000)	Value
Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2024-1A, Class D, 6.02%, 10/15/29	$1,360	$ 1,361,518
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,027,002
Total Asset-Backed Securities — 7.3% (Cost: $48,554,891)		48,238,851

	Shares
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—
		1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
Boeing Co.
5.71%, 05/01/40	$350	322,688
5.93%, 05/01/60	245	219,043
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	230,688
General Dynamics Corp., 2.25%, 06/01/31	550	464,743
Lockheed Martin Corp.
4.15%, 06/15/53	50	40,339
5.70%, 11/15/54	430	442,217
4.30%, 06/15/62	535	431,975
5.90%, 11/15/63	555	582,224
5.20%, 02/15/64	150	141,818
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)	107	118,033
TransDigm, Inc., 6.75%, 08/15/28(a)	194	196,371
		3,190,139
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50	280	272,585
Automobiles — 0.5%
American Honda Finance Corp., 4.90%, 03/13/29(e)	450	448,223
Carvana Co., (13.00% PIK), 13.00%, 06/01/30(a)(f)	226	247,394
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	845	873,133
General Motors Financial Co., Inc.
2.90%, 02/26/25	1,115	1,094,028
5.40%, 04/06/26	85	84,807
5.75%, 02/08/31	105	105,280
5.95%, 04/04/34	115	115,098
		2,967,963
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 6.3%
Banco Santander SA
5.59%, 08/08/28	$1,800	$ 1,816,653
6.92%, 08/08/33	600	626,388
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)(e)	400	366,809
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	769,348
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	210,001
(1-day SOFR + 1.15%), 1.32%, 06/19/26	680	651,582
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	324,671
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	756,924
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	768,771
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30	165	146,848
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38	400	353,361
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	72,677
Bank of Montreal
2.65%, 03/08/27	435	407,800
5.72%, 09/25/28(e)	20	20,405
Bank of Nova Scotia, 1.05%, 03/02/26	550	512,092
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	299,420
Citibank NA, Series BKNT, 5.57%, 04/30/34	250	253,977
Citigroup, Inc.
4.75%, 05/18/46	50	42,892
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	2,285	2,117,801
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,770	1,751,570
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	70	71,189
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	143,512
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	85	91,270
12.25%, 10/01/30	135	145,223
Goldman Sachs Group, Inc.
3.50%, 11/16/26	365	350,322
2.60%, 02/07/30	1,100	963,932
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,295	1,063,494
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	817	836,875
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	550	529,443
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	384	326,572
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	370	327,169
HSBC Holdings PLC(b)
(1-day SOFR + 1.43%), 3.00%, 03/10/26(e)	735	721,064
(1-day SOFR + 1.51%), 4.18%, 12/09/25	1,420	1,409,449
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27	855	864,489
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	561,893
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,718,502
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	353,832
(1-day SOFR + 1.85%), 2.08%, 04/22/26	1,063	1,032,237
(1-day SOFR + 1.85%), 5.35%, 06/01/34	850	846,233
(1-day SOFR + 1.99%), 4.85%, 07/25/28	1,150	1,138,219
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	456,481
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26	1,720	1,675,462
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)(e)	1,410	1,483,560
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.55%), 0.95%, 07/19/25(e)	494	492,754
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	349,455
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(b) (continued)
(1-year CMT + 0.97%), 2.49%, 10/13/32	$315	$ 260,678
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	599,370
Morgan Stanley
3.88%, 01/27/26	200	195,507
6.38%, 07/24/42	460	505,893
4.30%, 01/27/45	380	321,996
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	340	314,331
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	56,978
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	210,140
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	54,857
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	415	401,467
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	263,456
Popular, Inc., 7.25%, 03/13/28(e)	372	381,944
Royal Bank of Canada
3.63%, 05/04/27	630	604,565
5.20%, 08/01/28	40	40,263
5.00%, 02/01/33	10	9,857
Santander Holdings USA, Inc., (1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	176	177,369
Santander U.K. Group Holdings PLC, (3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	226,778
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	1,049	1,007,051
Truist Financial Corp.
1.20%, 08/05/25	430	409,641
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	8,754
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	330	332,507
U.S. Bancorp, (1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	155	155,595
UBS AG, 5.65%, 09/11/28	240	244,473
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(b)	771	786,712
Wells Fargo & Co.
4.15%, 01/24/29	308	296,121
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	80	80,692
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	30	28,615
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,338	1,321,439
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)(e)	105	104,632
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	940	927,014
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	180	191,890
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	835	803,157
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	70	51,330
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1	865
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	6	5,322
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	360	327,930
Westpac Banking Corp., 2.96%, 11/16/40(e)	120	84,084
		42,015,894
Beverages — 0.4%
Coca-Cola Co.
3.00%, 03/05/51	90	60,875
5.30%, 05/13/54	610	605,309
5.40%, 05/13/64	400	396,537
Diageo Capital PLC
2.13%, 04/29/32	380	308,140

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC (continued)
5.50%, 01/24/33	$725	$ 745,286
PepsiCo, Inc., 4.65%, 02/15/53	365	329,938
		2,446,085
Biotechnology — 0.4%
Amgen, Inc.
2.60%, 08/19/26	800	758,055
5.65%, 03/02/53	165	162,499
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30(e)	2,440	2,009,609
		2,930,163
Broadline Retail(a) — 0.2%
Rakuten Group, Inc.
11.25%, 02/15/27	331	353,511
9.75%, 04/15/29	719	741,109
		1,094,620
Building Materials — 0.2%
Builders FirstSource, Inc., 6.38%, 03/01/34(a)(e)	155	153,452
Eagle Materials, Inc., 2.50%, 07/01/31	555	468,113
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)(e)	100	100,232
Masco Corp., 2.00%, 10/01/30	160	131,790
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	200	212,185
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	81,189
		1,146,961
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40	200	199,648
3.13%, 12/15/49(e)	110	75,057
5.40%, 06/25/64	30	29,238
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	267,143
5.80%, 09/15/62	55	53,472
		624,558
Capital Markets — 1.1%
Ares Capital Corp.
2.15%, 07/15/26	352	325,319
7.00%, 01/15/27	335	340,618
2.88%, 06/15/28	240	212,592
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	258,290
Barings BDC, Inc., 3.30%, 11/23/26	135	124,649
Blackstone Private Credit Fund, 4.70%, 03/24/25(e)	220	217,813
Brookfield Capital Finance LLC, 6.09%, 06/14/33(e)	145	149,076
Brookfield Finance, Inc., 5.97%, 03/04/54	870	860,415
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	77	73,032
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,473,891
3.45%, 03/01/32	483	420,789
FS KKR Capital Corp.
2.63%, 01/15/27	800	722,156
7.88%, 01/15/29	60	61,931
6.88%, 08/15/29	730	723,889
Golub Capital BDC, Inc., 6.00%, 07/15/29	750	735,767
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)
9.75%, 01/15/29	134	138,824
Security	Par (000)	Value
Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a) (continued)
9.00%, 06/15/30	$355	$ 353,209
Main Street Capital Corp., 6.95%, 03/01/29	310	313,464
		7,505,724
Chemicals — 0.2%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	62,065
Chemours Co., 5.75%, 11/15/28(a)	187	172,647
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	185,357
LYB International Finance III LLC, 4.20%, 05/01/50	160	121,785
NOVA Chemicals Corp., 9.00%, 02/15/30(a)	215	226,839
Rain Carbon, Inc., 12.25%, 09/01/29(a)(e)	223	240,011
RPM International, Inc., 3.75%, 03/15/27	105	100,719
		1,109,423
Commercial Services & Supplies — 1.2%
APX Group, Inc., 5.75%, 07/15/29(a)	274	262,884
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	200	208,530
CoreCivic, Inc., 8.25%, 04/15/29(e)	205	211,896
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	3,003
Series 2020, 2.82%, 06/01/70	30	17,436
Fortress Transportation and Infrastructure Investors LLC(a)
7.88%, 12/01/30	105	109,844
7.00%, 06/15/32	205	207,900
GEO Group, Inc.(a)
8.63%, 04/15/29	512	524,393
10.25%, 04/15/31	312	326,442
Georgetown University, Series 20A, 2.94%, 04/01/50	27	18,128
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	187,070
Northwestern University, Series 2020, 2.64%, 12/01/50(e)	266	170,518
President and Fellows of Harvard College, 2.52%, 10/15/50(e)	54	34,126
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(e)	199	196,099
PROG Holdings, Inc., 6.00%, 11/15/29(a)	207	196,626
Quanta Services, Inc.
0.95%, 10/01/24	1,710	1,688,027
2.90%, 10/01/30	890	784,059
3.05%, 10/01/41	605	426,579
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	44,546
S&P Global, Inc.
5.25%, 09/15/33(a)(e)	95	95,891
2.30%, 08/15/60	1,613	819,279
University of Chicago
Series 20B, 2.76%, 04/01/45	148	112,430
Series C, 2.55%, 04/01/50(e)	157	101,686
University of Southern California
4.98%, 10/01/53(e)	10	9,690
Series 21A, 2.95%, 10/01/51	190	127,068
Verisk Analytics, Inc., 4.13%, 03/15/29	1,056	1,015,161
Yale University, Series 2020, 2.40%, 04/15/50(e)	272	168,353
		8,067,664
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.30%, 02/26/54	395	386,869
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc.
4.60%, 02/23/28	$259	$ 254,639
5.40%, 04/15/34	625	619,603
5.50%, 09/01/44	1,370	1,329,082
		2,590,193
Construction & Engineering(a) — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30	100	108,069
Tutor Perini Corp., 11.88%, 04/30/29(e)	285	306,469
		414,538
Consumer Finance — 1.4%
American Express Co.
4.05%, 05/03/29(e)	186	179,500
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	716,792
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	500	488,969
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	255,296
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	737,286
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)(e)	274	287,842
Capital One Financial Corp.(b)
(1-day SOFR + 2.26%), 6.05%, 02/01/35	775	779,502
(1-day SOFR + 2.64%), 6.31%, 06/08/29	190	194,405
Charles Schwab Corp.
5.88%, 08/24/26	415	419,770
2.45%, 03/03/27	45	41,970
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	240	249,609
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	151	153,947
FirstCash, Inc.(a)
5.63%, 01/01/30	193	182,791
6.88%, 03/01/32	150	149,980
goeasy Ltd.(a)
9.25%, 12/01/28	223	236,686
7.63%, 07/01/29(e)	125	127,502
Jefferies Financial Group, Inc., 5.88%, 07/21/28	65	65,653
LPL Holdings, Inc.
5.70%, 05/20/27	1,135	1,139,487
6.00%, 05/20/34	310	309,535
Mastercard, Inc.
3.65%, 06/01/49	280	213,077
2.95%, 03/15/51	1,580	1,046,394
Nomura Holdings, Inc., 2.65%, 01/16/25	400	393,141
OneMain Finance Corp., 9.00%, 01/15/29	245	258,480
StoneX Group, Inc., 7.88%, 03/01/31(a)	382	393,982
Visa, Inc., 3.65%, 09/15/47	385	298,493
		9,320,089
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.75%, 04/20/32	160	128,503
General Mills, Inc.
2.88%, 04/15/30	40	35,480
4.95%, 03/29/33(e)	515	501,607
Walmart, Inc., 4.50%, 09/09/52	200	177,541
		843,131
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	50	50,999
Packaging Corp. of America, 5.70%, 12/01/33	420	426,626
		477,625
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25	40	39,013
Diversified REITs — 0.1%
Prologis LP, 5.25%, 06/15/53	145	136,811
Security	Par (000)	Value
Diversified REITs (continued)
Simon Property Group LP, 3.25%, 09/13/49(e)	$330	$ 221,108
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	265	259,510
10.50%, 02/15/28(e)	40	39,171
VICI Properties LP, 5.63%, 05/15/52	77	69,327
		725,927
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
1.70%, 03/25/26	924	867,374
4.35%, 03/01/29	16	15,507
4.85%, 03/01/39	695	636,598
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	269	266,464
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)	120	118,746
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	27	23,074
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29(e)	75	68,794
8.75%, 05/15/30	267	275,128
Hughes Satellite Systems Corp., 5.25%, 08/01/26(e)	157	121,534
T-Mobile U.S., Inc.
5.15%, 04/15/34	75	73,715
5.50%, 01/15/55(e)	165	159,111
3.60%, 11/15/60	420	283,891
5.80%, 09/15/62	685	679,135
Verizon Communications, Inc.
1.68%, 10/30/30	937	761,539
4.27%, 01/15/36	810	733,816
4.13%, 08/15/46	430	347,594
		5,432,020
Electric Utilities — 2.4%
AEP Texas, Inc.
5.25%, 05/15/52	140	125,034
Series I, 2.10%, 07/01/30	260	216,366
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,718
Series O, 4.50%, 06/15/52	130	107,803
Alabama Power Co., 3.45%, 10/01/49	370	263,802
Ameren Illinois Co., 5.55%, 07/01/54	75	73,553
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	85,081
Arizona Public Service Co., 2.95%, 09/15/27	300	279,649
Atlantic City Electric Co., 2.30%, 03/15/31	370	310,664
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	106,731
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	163,482
Black Hills Corp., 6.00%, 01/15/35	150	150,887
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,250
Series AH, 3.60%, 03/01/52	55	39,821
Series AJ, 4.85%, 10/01/52	75	66,619
CenterPoint Energy, Inc., 4.25%, 11/01/28	170	162,787
Commonwealth Edison Co.
2.20%, 03/01/30	190	162,864
4.00%, 03/01/49	90	69,689
5.65%, 06/01/54	140	139,135
Series 130, 3.13%, 03/15/51	70	45,686
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	129,691
Series 2006-A, 5.85%, 03/15/36	500	514,611

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC, 5.80%, 03/01/33	$175	$ 178,558
Consumers Energy Co.
4.60%, 05/30/29	50	49,192
4.63%, 05/15/33	110	105,317
2.65%, 08/15/52	72	44,285
4.20%, 09/01/52	60	48,576
Dominion Energy, Inc.
3.90%, 10/01/25	148	144,912
5.38%, 11/15/32	140	138,785
Series C, 3.38%, 04/01/30	58	52,391
DTE Electric Co., Series B, 3.65%, 03/01/52	217	159,644
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	94,984
Duke Energy Corp.
2.65%, 09/01/26(e)	300	283,601
4.85%, 01/05/29	180	177,733
4.20%, 06/15/49	530	407,622
5.00%, 08/15/52	60	52,124
Duke Energy Florida LLC, 5.88%, 11/15/33	85	88,368
Duke Energy Indiana LLC
5.25%, 03/01/34	60	59,767
5.40%, 04/01/53	20	18,937
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	80,330
Duke Energy Progress LLC, 5.10%, 03/15/34	50	49,587
Entergy Arkansas LLC, 5.75%, 06/01/54	30	29,767
Entergy Corp., 0.90%, 09/15/25	85	80,425
Entergy Mississippi LLC
5.00%, 09/01/33	180	174,396
5.85%, 06/01/54	40	39,809
Entergy Texas, Inc., 3.55%, 09/30/49	220	157,251
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	89,570
Evergy Metro, Inc.
3.65%, 08/15/25	300	293,997
5.40%, 04/01/34	35	34,730
Evergy, Inc., 2.90%, 09/15/29	50	44,659
Eversource Energy, Series M, 3.30%, 01/15/28	200	186,804
Exelon Corp.
5.15%, 03/15/29	45	44,829
5.60%, 03/15/53	70	67,252
Florida Power & Light Co.
4.80%, 05/15/33	55	53,475
4.05%, 10/01/44	300	246,853
3.15%, 10/01/49	40	27,199
2.88%, 12/04/51	90	57,159
Idaho Power Co., 5.80%, 04/01/54	70	69,403
Indiana Michigan Power Co., 5.63%, 04/01/53	50	48,646
Interstate Power and Light Co., 2.30%, 06/01/30	20	17,079
Kentucky Utilities Co., 3.30%, 06/01/50	60	40,551
MidAmerican Energy Co.
3.10%, 05/01/27	100	95,380
3.15%, 04/15/50(e)	60	40,054
2.70%, 08/01/52	105	63,046
National Grid PLC, 5.42%, 01/11/34	90	87,991
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	310,873
5.15%, 06/15/29	80	80,215
Nevada Power Co., 6.00%, 03/15/54	90	91,446
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	233,913
2.25%, 06/01/30	200	170,515
5.00%, 07/15/32	50	48,689
5.55%, 03/15/54	80	76,516
NiSource, Inc.
3.60%, 05/01/30	60	55,060
Security	Par (000)	Value
Electric Utilities (continued)
NiSource, Inc. (continued)
5.35%, 04/01/34	$80	$ 78,463
3.95%, 03/30/48	130	97,504
5.00%, 06/15/52	20	17,705
Northern States Power Co.
5.40%, 03/15/54	85	81,896
5.65%, 06/15/54	70	69,811
NSTAR Electric Co.
3.10%, 06/01/51	110	72,651
4.95%, 09/15/52	90	80,849
Oglethorpe Power Corp., 6.20%, 12/01/53	65	66,649
Ohio Power Co., 5.65%, 06/01/34	150	150,623
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	91,048
4.60%, 06/01/52	40	34,057
4.95%, 09/15/52	70	63,331
Pacific Gas and Electric Co.
2.10%, 08/01/27	65	58,648
3.00%, 06/15/28	100	91,435
6.95%, 03/15/34	10	10,767
3.30%, 08/01/40	90	64,093
4.95%, 07/01/50	270	223,080
3.50%, 08/01/50(e)	190	123,995
6.75%, 01/15/53	70	72,656
PacifiCorp., 4.13%, 01/15/49	280	213,241
PECO Energy Co., 3.05%, 03/15/51	70	45,459
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	141,091
5.25%, 05/15/53	130	123,758
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,138
5.75%, 05/15/54	130	128,362
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	74,092
5.20%, 03/01/34	295	295,117
2.05%, 08/01/50	105	56,777
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	95,961
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	89,777
Sempra
3.70%, 04/01/29	140	131,122
5.50%, 08/01/33(e)	100	99,834
Southern California Edison Co.
5.45%, 06/01/31	400	402,859
5.20%, 06/01/34	30	29,293
3.65%, 02/01/50	100	71,080
5.75%, 04/15/54	20	19,573
Series C, 4.13%, 03/01/48	370	287,258
Southern Co.
3.25%, 07/01/26	350	336,493
5.70%, 03/15/34	185	188,087
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	140	149,271
Tampa Electric Co., 3.45%, 03/15/51	35	24,072
Tucson Electric Power Co.
1.50%, 08/01/30	90	73,061
5.50%, 04/15/53	30	28,895
Union Electric Co.
4.00%, 04/01/48	230	178,554
5.45%, 03/15/53	10	9,618
Virginia Electric and Power Co.
3.30%, 12/01/49	190	128,109
5.35%, 01/15/54(e)	195	183,983
Series A, 3.80%, 04/01/28	750	717,820
Wisconsin Electric Power Co., 4.75%, 09/30/32(e)	20	19,526
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Power and Light Co., 5.38%, 03/30/34	$90	$ 89,406
Wisconsin Public Service Corp., 3.30%, 09/01/49(e)	85	58,950
Xcel Energy, Inc.
4.00%, 06/15/28	900	857,715
5.45%, 08/15/33	100	98,243
3.50%, 12/01/49	50	33,860
		15,700,904
Electronic Equipment, Instruments & Components — 1.1%
Allegion PLC, 3.50%, 10/01/29	90	83,104
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	794,966
3.57%, 12/01/31	610	532,781
Flex Ltd., 4.88%, 06/15/29	459	444,739
Honeywell International, Inc., 4.50%, 01/15/34	750	719,902
Interface, Inc., 5.50%, 12/01/28(a)(e)	156	146,257
Jabil, Inc., 1.70%, 04/15/26	1,055	985,512
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,203,154
Steelcase, Inc., 5.13%, 01/18/29	207	195,975
TD SYNNEX Corp., 6.10%, 04/12/34	540	541,502
Vontier Corp., 2.95%, 04/01/31	1,120	931,458
Xerox Holdings Corp.(a)(e)
5.50%, 08/15/28	380	327,313
8.88%, 11/30/29	90	85,845
		6,992,508
Energy Equipment & Services(a) — 0.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	135	143,905
Kodiak Gas Services LLC, 7.25%, 02/15/29	75	76,881
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	224	225,704
		446,490
Entertainment — 0.0%
Electronic Arts, Inc., 2.95%, 02/15/51	150	97,156
Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc., 5.20%, 11/15/34	570	565,850
Waste Connections, Inc., 2.60%, 02/01/30	305	268,626
Waste Management, Inc., 07/03/31(g)	915	907,605
		1,742,081
Financial Services — 0.5%
Ally Financial, Inc., (1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	355	364,775
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	104,905
2.85%, 10/15/50	95	61,083
3.85%, 03/15/52	175	135,271
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	49,095
9.25%, 07/01/31	20	21,050
Coinbase Global, Inc.(a)(e)
3.38%, 10/01/28	385	330,085
3.63%, 10/01/31	148	118,666
Credit Acceptance Corp., 9.25%, 12/15/28(a)	328	346,666
Freedom Mortgage Holdings LLC(a)
9.25%, 02/01/29	135	134,913
9.13%, 05/15/31(e)	155	150,831
GGAM Finance Ltd., 8.00%, 02/15/27(a)	85	87,798
Intercontinental Exchange, Inc.
3.00%, 06/15/50	195	125,730
3.00%, 09/15/60	180	106,811
LD Holdings Group LLC, 8.75%, 11/01/27(a)	254	224,942
Security	Par (000)	Value
Financial Services (continued)
Nasdaq, Inc., 3.85%, 06/30/26	$32	$ 31,152
Nationstar Mortgage Holdings, Inc.(a)
5.50%, 08/15/28	410	393,978
7.13%, 02/01/32(e)	352	354,057
PennyMac Financial Services, Inc.(a)
7.88%, 12/15/29(e)	35	36,091
7.13%, 11/15/30	120	119,630
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	320	304,019
		3,601,548
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	54	53,779
9.38%, 06/01/28(a)(e)	150	153,968
Atmos Energy Corp.
1.50%, 01/15/31	30	24,035
5.75%, 10/15/52	105	106,232
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	85,303
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	73,897
Southern California Gas Co., 5.75%, 06/01/53	100	98,903
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	140	143,463
Southwest Gas Corp.
3.70%, 04/01/28	80	76,051
2.20%, 06/15/30	85	72,060
Washington Gas Light Co., 3.65%, 09/15/49	30	21,974
		909,665
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	990	654,193
Canadian National Railway Co., 4.40%, 08/05/52	240	206,260
CSX Corp., 2.60%, 11/01/26	800	756,108
		1,616,561
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 4.90%, 11/30/46	265	250,348
Agilent Technologies, Inc., 2.30%, 03/12/31	254	211,779
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	270	276,412
DH Europe Finance II SARL, 3.40%, 11/15/49	175	126,197
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	160	160,980
		1,025,716
Health Care Providers & Services — 0.8%
Allina Health System, Series 2021, 2.90%, 11/15/51	230	147,388
Banner Health, Series 2020, 3.18%, 01/01/50(e)	119	83,081
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	60,080
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	107,189
CommonSpirit Health, 3.91%, 10/01/50	339	257,467
DaVita, Inc., 4.63%, 06/01/30(a)	219	197,895
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(e)	340	337,820
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	121,918
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	38,078
HCA, Inc.
3.63%, 03/15/32	720	634,221
5.60%, 04/01/34	425	422,437
5.13%, 06/15/39	485	449,249
3.50%, 07/15/51	175	116,966
4.63%, 03/15/52	745	601,428
6.00%, 04/01/54	180	177,846

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	$140	$ 148,604
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(e)	73	57,171
Inova Health System Foundation, 4.07%, 05/15/52(e)	18	14,962
IQVIA, Inc., 6.25%, 02/01/29	95	97,640
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	41,211
Series 2021, 3.00%, 06/01/51	161	107,307
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	31,169
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	54,803
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	80,558
Sutter Health, Series 20A, 3.36%, 08/15/50	54	38,616
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	39,913
UnitedHealth Group, Inc.
4.75%, 07/15/45	800	724,815
3.25%, 05/15/51	5	3,434
6.05%, 02/15/63	195	205,199
WakeMed, Series A, 3.29%, 10/01/52(e)	81	56,361
		5,454,826
Health Care REITs(e) — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26	192	174,478
5.00%, 10/15/27	218	180,048
		354,526
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 7.63%, 03/01/26(a)	138	139,364
Darden Restaurants, Inc., 6.30%, 10/10/33(e)	240	247,802
Marriott International, Inc.
5.00%, 10/15/27	170	169,543
5.55%, 10/15/28	310	314,085
Series AA, 4.65%, 12/01/28	46	44,992
Series FF, 4.63%, 06/15/30	41	39,790
Series HH, 2.85%, 04/15/31	670	573,819
McDonald’s Corp.
3.63%, 09/01/49	990	717,602
5.15%, 09/09/52	350	322,810
NCL Corp. Ltd., 5.88%, 03/15/26(a)(e)	333	329,212
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)	255	275,409
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	194	188,584
		3,363,012
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27(e)	90	88,746
MDC Holdings, Inc., 3.97%, 08/06/61	30	25,556
NVR, Inc., 3.00%, 05/15/30	1,375	1,218,594
		1,332,896
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50	160	106,339
Industrial Conglomerates — 0.0%
Eaton Corp., 4.70%, 08/23/52	90	81,328
Insurance — 1.6%
Aflac, Inc., 4.75%, 01/15/49	45	39,640
Allstate Corp., 5.05%, 06/24/29	470	467,844
Aon North America, Inc., 5.75%, 03/01/54	480	469,467
Arthur J Gallagher & Co.
3.50%, 05/20/51	950	654,759
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co. (continued)
6.75%, 02/15/54	$465	$ 511,973
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	344,919
Athene Holding Ltd.
3.95%, 05/25/51	30	21,454
3.45%, 05/15/52	55	34,927
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	76,300
Brown & Brown, Inc.
4.20%, 03/17/32	120	109,527
4.95%, 03/17/52	340	289,196
Enstar Group Ltd., 3.10%, 09/01/31	805	665,503
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	312,654
6.35%, 03/22/54(a)	420	420,275
6.10%, 03/15/55(a)	330	318,762
Markel Group, Inc., 6.00%, 05/16/54	485	480,011
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	103,123
4.20%, 03/01/48	1,265	1,027,444
4.90%, 03/15/49	1,335	1,194,487
5.45%, 03/15/53	390	379,406
MGIC Investment Corp., 5.25%, 08/15/28	63	61,336
Principal Financial Group, Inc.
5.38%, 03/15/33	233	232,375
5.50%, 03/15/53	90	86,152
Progressive Corp.
4.13%, 04/15/47	135	110,973
3.70%, 03/15/52	35	26,139
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,000,909
Travelers Cos., Inc., 5.45%, 05/25/53	140	140,102
Unum Group, 4.13%, 06/15/51	410	300,794
Willis North America, Inc., 5.90%, 03/05/54	940	910,898
		10,791,349
Interactive Media & Services — 0.3%
Alphabet, Inc., 2.25%, 08/15/60(e)	335	185,430
Meta Platforms, Inc.
4.45%, 08/15/52	280	241,379
5.60%, 05/15/53	1,190	1,214,591
		1,641,400
IT Services — 0.3%
International Business Machines Corp.
4.25%, 05/15/49	1,465	1,191,522
5.10%, 02/06/53	490	458,539
Kyndryl Holdings, Inc.
3.15%, 10/15/31	100	83,740
4.10%, 10/15/41	30	22,723
VeriSign, Inc., 2.70%, 06/15/31	630	527,205
		2,283,729
Leisure Products — 0.1%
Amer Sports Co., 6.75%, 02/16/31(a)(e)	416	413,338
Machinery — 0.4%
IDEX Corp., 2.63%, 06/15/31	2,189	1,841,306
Ingersoll Rand, Inc.
5.40%, 08/14/28	200	201,864
5.70%, 08/14/33	70	71,562
Otis Worldwide Corp.
3.11%, 02/15/40	70	52,080
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp. (continued)
3.36%, 02/15/50	$70	$ 49,115
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	311,704
		2,527,631
Media — 0.9%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	95	85,958
AMC Networks, Inc., 10.25%, 01/15/29(a)	95	93,594
Cable One, Inc., 4.00%, 11/15/30(a)(e)	332	247,788
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	629	597,883
7.38%, 03/01/31(e)	540	532,443
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	85	50,358
Comcast Corp.
2.35%, 01/15/27	200	187,245
4.65%, 02/15/33(e)	1,020	984,742
2.99%, 11/01/63	680	399,075
Directv Financing LLC, 8.88%, 02/01/30(a)(e)	272	266,211
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	347	326,383
Gannett Holdings LLC, 6.00%, 11/01/26(a)	210	200,488
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	78	57,160
Nexstar Media, Inc., 4.75%, 11/01/28(a)(e)	279	248,060
Paramount Global, 4.20%, 05/19/32	190	155,189
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)	50	46,970
TEGNA, Inc., 4.63%, 03/15/28	478	430,704
Time Warner Cable LLC, 4.50%, 09/15/42	250	182,975
Townsquare Media, Inc., 6.88%, 02/01/26(a)(e)	359	353,487
Univision Communications, Inc.(a)
8.00%, 08/15/28	190	185,293
7.38%, 06/30/30(e)	200	186,034
		5,818,040
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,564,007
4.90%, 02/28/33(e)	565	554,024
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(a)	200	197,736
FMG Resources August 2006 Pty. Ltd.(a)
5.88%, 04/15/30	279	272,548
6.13%, 04/15/32	4	3,955
Mineral Resources Ltd.(a)
8.13%, 05/01/27	40	40,312
9.25%, 10/01/28	262	274,977
Nucor Corp., 3.13%, 04/01/32	195	168,766
Reliance, Inc., 2.15%, 08/15/30	1,575	1,317,563
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	230	142,682
Rio Tinto Finance USA PLC, 5.13%, 03/09/53	620	583,878
Southern Copper Corp., 3.88%, 04/23/25	152	149,435
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	217	196,595
Taseko Mines Ltd., 8.25%, 05/01/30(a)	65	66,496
		5,532,974
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Rithm Capital Corp., 8.00%, 04/01/29	403	391,201
Starwood Property Trust, Inc., 7.25%, 04/01/29	210	212,252
		603,453
Security	Par (000)	Value
Multi-Utilities — 0.0%
American Water Capital Corp., 2.80%, 05/01/30	$270	$ 237,703
Oil, Gas & Consumable Fuels — 3.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)(e)	286	270,831
Canadian Natural Resources Ltd., 2.95%, 07/15/30	551	483,269
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	159,733
Chevron Corp., 3.08%, 05/11/50(e)	60	40,954
Civitas Resources, Inc.(a)(e)
8.38%, 07/01/28	275	288,153
8.75%, 07/01/31	131	140,294
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	200	196,760
ConocoPhillips Co., 3.80%, 03/15/52	85	63,447
Continental Resources, Inc., 4.38%, 01/15/28	100	96,140
CVR Energy, Inc., 8.50%, 01/15/29(a)	342	343,408
DCP Midstream Operating LP, 3.25%, 02/15/32	17	14,562
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	370	380,752
Diamondback Energy, Inc.
6.25%, 03/15/33	125	130,738
5.75%, 04/18/54	205	198,736
5.90%, 04/18/64	170	164,098
Energy Transfer LP
5.25%, 07/01/29	185	183,849
5.40%, 10/01/47	610	545,699
EQT Corp., 7.00%, 02/01/30	45	47,755
Equinor ASA
3.25%, 11/10/24	400	396,409
3.25%, 11/18/49	500	349,820
Exxon Mobil Corp., 3.45%, 04/15/51	475	342,802
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	200	198,148
8.25%, 01/15/32(a)	340	349,463
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	329	351,299
Hess Corp., 5.60%, 02/15/41(e)	165	164,464
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(a)	100	106,576
Marathon Oil Corp., 5.70%, 04/01/34	610	621,050
Marathon Petroleum Corp.
4.50%, 04/01/48	93	74,806
5.00%, 09/15/54	182	154,532
MPLX LP
4.88%, 12/01/24	209	208,105
5.50%, 06/01/34	395	388,998
4.50%, 04/15/38	1,945	1,695,962
5.20%, 03/01/47	47	41,968
4.70%, 04/15/48	355	292,004
5.50%, 02/15/49	535	493,516
4.95%, 03/14/52(e)	538	456,054
4.90%, 04/15/58	340	279,407
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	33	32,035
6.50%, 09/30/26	200	184,001
8.75%, 03/15/29(e)	115	104,980
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29(e)	314	319,938
8.38%, 02/15/32	552	560,498

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Finance II LLC, 8.00%, 04/15/30(a)	$341	$ 354,884
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	453	458,112
ONEOK Partners LP
4.90%, 03/15/25	2,000	1,988,482
6.13%, 02/01/41	75	74,932
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,193,838
6.10%, 11/15/32	590	609,781
7.15%, 01/15/51	80	87,860
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	340	348,067
Phillips 66 Co., 5.65%, 06/15/54	120	115,263
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	225	205,449
4.90%, 02/15/45	170	144,101
Prairie Acquiror LP, 9.00%, 08/01/29(a)	115	118,524
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	332	335,104
Shell International Finance BV
6.38%, 12/15/38	67	73,837
3.00%, 11/26/51	178	116,540
Talos Production, Inc.(a)
9.00%, 02/01/29	342	358,944
9.38%, 02/01/31(e)	407	429,714
Targa Resources Corp., 4.95%, 04/15/52	190	161,915
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	1,100	1,093,245
TotalEnergies Capital SA, 5.49%, 04/05/54	440	433,911
Transocean, Inc.(a)
8.25%, 05/15/29(e)	50	50,124
8.75%, 02/15/30(e)	225	236,222
8.50%, 05/15/31	60	60,026
Valaris Ltd., 8.38%, 04/30/30(a)	383	396,498
Venture Global LNG, Inc.(a)
8.13%, 06/01/28(e)	85	87,568
9.50%, 02/01/29(e)	241	263,918
8.38%, 06/01/31	80	82,978
9.88%, 02/01/32	352	383,126
Western Midstream Operating LP, 6.35%, 01/15/29	65	67,041
		22,246,017
Passenger Airlines — 0.0%
American Airlines, Inc., 8.50%, 05/15/29(a)(e)	145	150,650
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	80,560
3.70%, 08/01/47	30	23,788
		104,348
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.05%, 11/21/39	50	43,430
4.40%, 11/06/42	135	118,372
4.70%, 05/14/45	145	130,978
5.40%, 03/15/54	260	257,093
5.50%, 03/15/64	165	162,885
AstraZeneca PLC, 4.38%, 11/16/45	200	173,713
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	33	27,473
11.00%, 09/30/28	100	89,000
14.00%, 10/15/30	100	77,000
Becton Dickinson & Co., 4.30%, 08/22/32	180	168,698
Cardinal Health, Inc., 5.45%, 02/15/34	460	457,879
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc.
3.45%, 12/15/27	$1,427	$ 1,350,705
2.70%, 03/15/31	117	99,882
Eli Lilly & Co.
4.88%, 02/27/53	115	107,762
4.95%, 02/27/63	160	148,724
Johnson & Johnson
3.63%, 03/03/37	195	170,188
3.70%, 03/01/46	279	224,367
Merck & Co., Inc.
4.00%, 03/07/49	330	266,770
5.00%, 05/17/53	710	667,632
Novartis Capital Corp., 2.75%, 08/14/50	271	176,051
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	75,513
Pfizer, Inc., 7.20%, 03/15/39	80	94,383
Zoetis, Inc., 3.00%, 05/15/50	100	65,163
		5,153,661
Professional Services — 0.1%
Thomson Reuters Corp., 3.35%, 05/15/26	800	771,355
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26	220	217,310
Howard Hughes Corp., 4.13%, 02/01/29(a)	250	223,571
		440,881
Retail REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	619,141
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
1.70%, 10/01/28(e)	385	339,151
2.80%, 10/01/41	240	169,110
2.95%, 10/01/51	30	19,636
Broadcom, Inc.
3.15%, 11/15/25	198	191,847
4.00%, 04/15/29(a)	80	76,219
3.75%, 02/15/51(a)	545	405,860
Marvell Technology, Inc., 5.95%, 09/15/33(e)	90	92,956
Micron Technology, Inc.
6.75%, 11/01/29	180	191,451
5.30%, 01/15/31	250	249,437
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	190	185,552
Texas Instruments, Inc., 2.70%, 09/15/51	570	356,172
		2,277,391
Software — 1.1%
Academy Ltd., 6.00%, 11/15/27(a)	179	176,237
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	100	96,032
Dye & Durham Ltd., 8.63%, 04/15/29(a)(e)	211	214,043
Fiserv, Inc.
5.45%, 03/02/28	790	797,079
5.60%, 03/02/33	865	872,118
5.45%, 03/15/34	90	89,436
4.40%, 07/01/49	780	633,005
Intuit, Inc.
1.65%, 07/15/30	71	58,936
5.20%, 09/15/33	460	461,929
5.50%, 09/15/53	150	150,711
Microsoft Corp.
2.53%, 06/01/50	325	205,211
2.50%, 09/15/50	125	78,692
3.04%, 03/17/62	365	241,486
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
MicroStrategy, Inc., 6.13%, 06/15/28(a)	$203	$ 196,759
Oracle Corp.
4.50%, 05/06/28	350	343,706
4.65%, 05/06/30	235	230,271
2.88%, 03/25/31	615	531,037
3.65%, 03/25/41	940	719,123
3.60%, 04/01/50	70	48,991
3.95%, 03/25/51	111	82,071
5.55%, 02/06/53	427	404,008
3.85%, 04/01/60	980	673,473
ServiceNow, Inc., 1.40%, 09/01/30	72	58,455
		7,362,809
Specialized REITs — 0.2%
American Tower Corp., 5.80%, 11/15/28	280	285,430
Crown Castle, Inc.
5.60%, 06/01/29	410	413,501
5.80%, 03/01/34	200	202,027
Equinix, Inc., 2.63%, 11/18/24	225	222,346
Iron Mountain, Inc., 7.00%, 02/15/29(a)(e)	193	196,395
Public Storage Operating Co., 5.35%, 08/01/53	160	154,322
		1,474,021
Specialty Retail — 0.4%
AutoZone, Inc.
5.05%, 07/15/26	920	916,490
4.50%, 02/01/28	180	176,014
5.40%, 07/15/34	65	64,282
Bath & Body Works, Inc., 6.88%, 11/01/35	408	411,478
Carvana Co., (12.00% PIK), 12.00%, 12/01/28(a)(e)(f)	622	669,040
eG Global Finance PLC, 12.00%, 11/30/28(a)	200	212,936
Foot Locker, Inc., 4.00%, 10/01/29(a)(e)	360	299,947
Gap, Inc., 3.63%, 10/01/29(a)	142	122,935
		2,873,122
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.70%, 08/05/51	590	374,714
3.95%, 08/08/52(e)	45	36,556
2.85%, 08/05/61	450	276,789
4.10%, 08/08/62	270	218,424
Dell International LLC/EMC Corp., 5.40%, 04/15/34	910	900,428
NCR Atleos Corp., 9.50%, 04/01/29(a)(e)	205	221,552
		2,028,463
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35%, 11/27/28	25	25,947
7.70%, 11/27/30(e)	25	26,123
3.05%, 03/15/32(e)	760	612,867
7.85%, 11/27/33	35	36,864
		701,801
Tobacco — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,253,298
5.80%, 02/14/39	727	727,404
4.45%, 05/06/50	215	165,106
3.70%, 02/04/51	430	290,632
4.00%, 02/04/61(e)	365	252,917
BAT Capital Corp.
5.83%, 02/20/31	190	192,679
7.75%, 10/19/32	25	28,112
4.39%, 08/15/37	420	354,405
7.08%, 08/02/43	145	152,795
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
7.08%, 08/02/53	$170	$ 180,771
Philip Morris International, Inc.
5.75%, 11/17/32	710	724,862
5.38%, 02/15/33	290	287,948
5.63%, 09/07/33	650	655,613
6.38%, 05/16/38	1,260	1,353,486
4.25%, 11/10/44	1,530	1,237,364
		7,857,392
Water Utilities — 0.0%
American Water Capital Corp., 5.45%, 03/01/54	65	62,672
Essential Utilities, Inc.
2.70%, 04/15/30	180	156,502
5.38%, 01/15/34	75	73,663
		292,837
Total Corporate Bonds — 33.2% (Cost: $233,658,015)		220,243,377
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	588,261
Chile — 0.1%
Chile Government International Bond, 3.10%, 01/22/61	650	402,391
Indonesia — 0.1%
Indonesia Government International Bond
4.75%, 07/18/47(a)	300	274,908
3.35%, 03/12/71	200	128,687
		403,595
Mexico — 0.1%
Mexico Government International Bond
6.05%, 01/11/40	100	96,875
4.50%, 01/31/50(e)	340	255,744
3.77%, 05/24/61	535	329,025
		681,644
Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60	220	125,331
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51	455	322,197
Philippines — 0.0%
Philippines Government International Bond
2.65%, 12/10/45	200	131,062
3.20%, 07/06/46	200	143,125
		274,187
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	220,922
Total Foreign Agency Obligations — 0.4% (Cost: $3,732,164)		3,018,528
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	108,025
Series S-1, 6.92%, 04/01/40	50	55,902

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	$140	$ 95,140
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	99,634
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	80,981
Series N, 3.71%, 05/15/2120	85	56,034
State of California, GO, BAB, 7.60%, 11/01/40	150	180,504
State of California, Refunding GO, 3.50%, 04/01/28	200	190,747
University of California, RB, Series AD, 4.86%, 05/15/2112	115	100,374
		967,341
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	153,357
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	100,638
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(e)	110	97,916
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	111,285
State of Illinois, GO, 5.10%, 06/01/33	240	235,597
		444,798
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	65	61,070
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	86,209
Series D, 3.20%, 07/01/50	80	56,174
		142,383
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	100	69,407
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	28,878
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	51,014
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47(e)	238	201,482
		281,374
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	171,003
New York — 0.2%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(e)	130	141,769
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	105	116,597
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	255,743
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	$110	$ 110,136
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	46,044
Series 210, 4.03%, 09/01/48	200	165,483
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	187,655
		1,023,427
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	102,912
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	54,627
Texas — 0.0%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	64,272
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	67,438
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	71,335
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	73,194
		276,239
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	38,010
Total Municipal Bonds — 0.6% (Cost: $4,881,084)		3,886,586
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.6%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6-mo. CME Term SOFR + 1.93%), 4.76%, 10/25/34(b)	— (h)	283
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	4	3,876
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R01, Class 2M2, (30-day Avg SOFR + 2.56%), 7.90%, 07/25/31	89	89,131
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.10%, 02/25/40	3,000	3,187,321
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.10%, 02/25/40	3,300	3,506,600
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.44%, 10/25/41	2,250	2,315,690
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.09%, 12/25/41	1,000	1,020,343
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.49%, 12/25/41	2,792	2,887,635
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.34%, 01/25/42	3,540	3,633,780
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.59%, 03/25/42	2,225	2,471,408
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.59%, 03/25/42	1,400	1,518,487
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.84%, 04/25/42	1,500	1,602,914
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.34%, 04/25/42	$3,323	$ 3,440,453
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.84%, 02/25/44	1,660	1,687,788
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,617
Fannie Mae Connecticut Avenue Securities(b)
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.70%, 07/25/30	2,121	2,163,669
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.64%, 11/25/41(a)	900	931,657
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.34%, 11/25/41(a)	1,800	1,813,592
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.34%, 11/25/50	1,500	1,688,221
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.99%, 01/25/51	1,000	1,060,241
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 08/25/33	1,500	1,676,123
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.84%, 10/25/33	1,250	1,407,055
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.09%, 10/25/33	23	22,702
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.74%, 10/25/41	3,520	3,645,494
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.99%, 11/25/41	3,244	3,383,951
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.44%, 09/25/41	1,000	1,008,643
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.69%, 12/25/41	1,000	1,012,316
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.84%, 01/25/42	3,000	3,056,603
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.09%, 02/25/42	3,000	3,149,975
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 10.59%, 05/25/42	2,000	2,184,736
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.59%, 03/25/42	4,150	4,491,000
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.70%, 07/25/29(b)	3,567	3,687,404
		63,751,708
Commercial Mortgage-Backed Securities — 0.3%
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56	380	383,414
Series 2023-C22, Class A5, 6.80%, 11/15/56(b)	600	663,011
Commercial Mortgage Trust, Series 2014-CR17, Class A5, 3.98%, 05/10/47	120	118,922
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(a)(b)	150	143,202
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.16%, 05/10/50(b)	$300	$ 283,573
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(b)	210	10,823
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	110	109,167
		1,712,112
Total Non-Agency Mortgage-Backed Securities — 9.9% (Cost: $65,120,779)		65,463,820
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 1.7%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.60%, 09/25/26	556	528,081
Series 2018-M1, Class A2, 3.09%, 12/25/27	1,054	994,982
Series 2018-M7, Class A2, 3.13%, 03/25/28	1,436	1,356,093
Series 2018-M8, Class A2, 3.41%, 06/25/28	3,386	3,209,750
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,527,410
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,145,214
Series K061, Class A2, 3.35%, 11/25/26(b)	1,569	1,508,419
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,135,681
		11,405,630
Mortgage-Backed Securities — 25.9%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	57	50,215
4.00%, 02/01/47 - 02/01/57	1,078	994,036
3.50%, 11/01/51	3,174	2,841,021
(11th District Cost of Funds + 1.25%), 4.42%, 09/01/34(b)	44	42,559
(12-mo. LIBOR US + 1.41%), 6.16%, 04/01/35(b)	22	21,615
(12-mo. LIBOR US + 1.53%), 6.94%, 05/01/43(b)	11	11,471
(12-mo. LIBOR US + 1.54%), 7.02%, 06/01/43(b)	21	20,911
(12-mo. LIBOR US + 1.71%), 7.08%, 04/01/40(b)	3	2,647
(12-mo. LIBOR US + 1.75%), 6.56%, 08/01/41(b)	21	21,321
(12-mo. LIBOR US + 1.78%), 6.07%, 01/01/42(b)	6	5,911
(12-mo. LIBOR US + 1.81%), 6.28%, 02/01/42(b)	1	561
(12-mo. LIBOR US + 1.82%), 6.07%, 09/01/41(b)	13	13,331
(6-mo. LIBOR US + 1.04%), 6.16%, 05/01/33(b)	2	2,315
(6-mo. LIBOR US + 1.36%), 5.92%, 10/01/32(b)	7	6,585
Freddie Mac Mortgage-Backed Securities
4.50%, 09/01/24 - 01/01/49	880	850,546
4.00%, 10/01/24 - 01/01/49	2,356	2,212,624
5.00%, 08/01/25 - 03/01/48	273	268,698
3.50%, 04/01/26 - 04/01/49	5,347	4,860,646
2.50%, 02/01/27	172	166,134
3.00%, 05/01/27 - 10/01/47	4,450	3,951,115
6.00%, 11/01/28 - 04/01/38	181	185,038
6.50%, 06/01/29 - 08/01/36	181	189,327
7.50%, 12/01/30	— (h)	294
5.50%, 05/01/33 - 08/01/38	431	432,525

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
(11th District Cost of Funds + 1.25%), 4.41%, 11/01/27(b)	$20	$ 19,145
(12-mo. LIBOR US + 1.60%), 6.85%, 08/01/43(b)	3	3,429
(12-mo. LIBOR US + 1.65%), 7.33%, 05/01/43(b)	19	20,070
(12-mo. LIBOR US + 1.71%), 5.98%, 08/01/41(b)	13	13,748
(12-mo. LIBOR US + 1.75%), 6.82%, 04/01/38(b)	28	28,011
(12-mo. LIBOR US + 1.75%), 6.19%, 02/01/40(b)	19	18,710
(12-mo. LIBOR US + 1.79%), 6.04%, 09/01/32(b)	1	1,317
(12-mo. LIBOR US + 1.89%), 6.46%, 07/01/41(b)	6	5,875
(12-mo. LIBOR US + 1.90%), 6.15%, 01/01/42(b)	— (h)	39
(1-year CMT + 2.34%), 6.68%, 04/01/32(b)	12	12,009
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/54(i)	1,784	1,810,799
7.50%, 08/20/30	1	1,461
6.00%, 01/15/32 - 07/15/54(i)	1,499	1,508,919
5.00%, 11/20/33 - 07/15/54(i)	2,217	2,176,657
5.50%, 05/20/36 - 07/15/54(i)	2,220	2,213,783
4.50%, 03/15/39 - 08/20/49	1,943	1,872,590
4.00%, 09/15/40 - 09/15/49	4,248	3,985,455
3.50%, 01/15/41 - 07/15/54(i)	6,666	6,055,548
3.00%, 01/20/43 - 09/20/52	4,482	3,949,357
2.50%, 12/20/46 - 07/15/54(i)	6,803	5,659,856
2.00%, 08/20/50 - 12/20/51	6,919	5,600,269
Uniform Mortgage-Backed Securities
4.50%, 11/01/24 - 07/15/54(i)	5,209	4,980,761
4.00%, 01/01/25 - 07/15/54(i)	5,061	4,753,558
3.00%, 12/01/26 - 07/15/54(i)	14,050	12,405,814
2.50%, 09/01/28 - 07/15/54(i)	32,536	27,281,115
7.50%, 09/01/29	1	577
6.50%, 12/01/30 - 07/15/54(i)	4,107	4,198,916
3.50%, 11/01/31 - 06/01/49(i)	6,593	6,012,021
7.00%, 01/01/32 - 06/01/32	11	10,596
6.00%, 03/01/32 - 07/15/54(i)	6,052	6,090,369
5.50%, 10/01/32 - 07/15/54(i)	5,736	5,696,273
5.00%, 05/01/33 - 07/15/54(i)	4,917	4,787,084
2.00%, 12/01/35 - 07/15/54(i)	44,763	36,128,902
1.50%, 03/01/36 - 07/01/51	8,410	6,719,771
		171,174,250
Total U.S. Government Sponsored Agency Securities — 27.6% (Cost: $208,732,923)		182,579,880
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39	1,000	1,003,359
4.75%, 11/15/43	3,400	3,445,156
3.38%, 11/15/48	11,000	8,933,633
4.13%, 08/15/53	2,500	2,328,027
U.S. Treasury Notes
4.25%, 01/31/26	962	952,756
4.00%, 02/29/28	62,899	61,940,773
3.63%, 05/31/28	2,800	2,720,266
4.88%, 10/31/28(e)	4,000	4,074,688
3.75%, 12/31/28	6,500	6,333,945
4.63%, 04/30/29	5,100	5,158,570
4.38%, 11/30/30	30,000	30,024,609
Total U.S. Treasury Obligations — 19.2% (Cost: $128,326,484)		126,915,782
Total Long-Term Investments — 98.2% (Cost: $693,006,340)		650,346,825

Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(j)(k)(l)	20,397,606	$ 20,403,725
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)	100,000	100,000
		20,503,725

	Par (000)
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bills(m)
5.38%, 07/25/24 - 10/22/24	$10,300	10,195,876
5.39%, 09/05/24 - 09/12/24	5,800	5,741,240
		15,937,116
Total Short-Term Securities — 5.5% (Cost: $36,430,294)		36,440,841
Total Investments Before TBA Sale Commitments — 103.7% (Cost: $729,436,634)		686,787,666
TBA Sale Commitments(i)
Mortgage-Backed Securities — (0.3)%
Ginnie Mae Mortgage-Backed Securities
3.50%, 07/15/54	(200)	(179,563)
6.50%, 07/15/54	(225)	(228,206)
Uniform Mortgage-Backed Securities
2.00%, 07/15/54	(200)	(156,391)
2.50%, 07/15/54	(275)	(224,522)
3.50%, 07/15/54	(1,882)	(1,665,393)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(2,451,721))		(2,454,075)
Total Investments, Net of TBA Sale Commitments — 103.4% (Cost: $726,984,913)		684,333,591
Liabilities in Excess of Other Assets — (3.4)%		(22,238,485)
Net Assets — 100.0%		$ 662,095,106

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Rounds to less than 1,000.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)	Rates are discount rates or a range of discount rates as of period end.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 54,071,032	$ —	$ (33,659,319)(a)	$ (171)	$ (7,817)	$ 20,403,725	20,397,606	$ 157,858 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	2,625	—
				$ (171)	$ (7,817)	$ 20,503,725		$ 160,483	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	54	09/06/24	$ 7,612	$ (41,163)
10-Year Australian Treasury Bonds	57	09/16/24	4,318	(39,478)
10-Year Canadian Bond	33	09/18/24	2,896	(7,453)
10-Year U.S. Treasury Note	23	09/19/24	2,526	(8,816)
10-Year U.S. Ultra Long Treasury Note	74	09/19/24	8,383	23,742
U.S. Long Bond	293	09/19/24	34,537	256,238
2-Year U.S. Treasury Note	496	09/30/24	101,293	307,746
5-Year U.S. Treasury Note	91	09/30/24	9,693	29,350
				520,166
Short Contracts
Euro OAT	32	09/06/24	4,219	50,014
Ultra U.S. Treasury Bond	16	09/19/24	1,993	3,175
Long Gilt	15	09/26/24	1,850	1,982
				55,171
				$ 575,337
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	680,000	USD	454,039	Bank of America N.A.	09/18/24	$ 497
AUD	770,000	USD	513,463	Bank of America N.A.	09/18/24	1,233
CAD	470,000	USD	343,476	Bank of America N.A.	09/18/24	708
CAD	355,000	USD	258,996	Barclays Bank PLC	09/18/24	973
CAD	330,000	USD	240,756	BNP Paribas SA	09/18/24	905
CAD	580,000	USD	422,978	Goldman Sachs International	09/18/24	1,759
CAD	295,000	USD	215,179	HSBC Bank PLC	09/18/24	851
CAD	430,000	USD	314,128	HSBC Bank PLC	09/18/24	763
CAD	300,000	USD	218,831	JPMorgan Chase Bank N.A.	09/18/24	861
CAD	350,000	USD	256,301	Morgan Stanley & Co. International PLC	09/18/24	6
CAD	1,390,000	USD	1,016,270	Morgan Stanley & Co. International PLC	09/18/24	1,634
CAD	175,000	USD	127,702	Standard Chartered Bank	09/18/24	452
CAD	310,000	USD	225,834	Standard Chartered Bank	09/18/24	1,180
GBP	870,000	USD	1,100,309	Citibank N.A.	09/18/24	85
HUF	102,000,000	USD	275,402	Citibank N.A.	09/18/24	411

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	3,770,000,000	USD	229,068	Bank of America N.A.	09/18/24	$ 1,045
IDR	322,929,086	USD	19,696	Barclays Bank PLC	09/18/24	15
IDR	936,000,000	USD	57,025	Barclays Bank PLC	09/18/24	106
IDR	1,404,000,000	USD	85,539	Deutsche Bank AG	09/18/24	158
IDR	1,640,000,000	USD	99,578	Deutsche Bank AG	09/18/24	524
IDR	2,907,070,914	USD	177,287	Deutsche Bank AG	09/18/24	154
IDR	3,850,000,000	USD	233,178	Deutsche Bank AG	09/18/24	1,818
IDR	4,350,000,000	USD	264,792	Goldman Sachs International	09/18/24	723
INR	2,700,000	USD	32,226	Goldman Sachs International	09/18/24	79
INR	95,100,000	USD	1,134,101	Goldman Sachs International	09/18/24	3,731
MXN	3,150,000	USD	168,397	Citibank N.A.	09/18/24	1,725
MXN	5,600,000	USD	300,751	Goldman Sachs International	09/18/24	1,688
MXN	3,150,000	USD	168,732	JPMorgan Chase Bank N.A.	09/18/24	1,390
NOK	5,300,000	USD	495,609	Citibank N.A.	09/18/24	1,738
NOK	11,400,000	USD	1,064,582	HSBC Bank PLC	09/18/24	5,183
NOK	1,400,000	USD	131,037	Morgan Stanley & Co. International PLC	09/18/24	338
NZD	1,040,000	USD	632,299	Goldman Sachs International	09/18/24	1,159
PLN	700,000	USD	173,371	Morgan Stanley & Co. International PLC	09/18/24	354
SGD	460,000	USD	340,171	BNP Paribas SA	09/18/24	300
THB	9,200,000	USD	251,311	Barclays Bank PLC	09/18/24	961
THB	10,900,000	USD	298,222	Barclays Bank PLC	09/18/24	666
THB	5,700,000	USD	156,293	JPMorgan Chase Bank N.A.	09/18/24	6
THB	7,900,000	USD	216,144	JPMorgan Chase Bank N.A.	09/18/24	481
USD	416,931	BRL	2,320,593	Barclays Bank PLC	09/18/24	5,384
USD	470,103	BRL	2,545,000	Deutsche Bank AG	09/18/24	18,758
USD	102,327	BRL	569,407	Goldman Sachs International	09/18/24	1,345
USD	103,782	BRL	570,000	Goldman Sachs International	09/18/24	2,695
USD	178,556	BRL	980,000	Goldman Sachs International	09/18/24	4,757
USD	267,478	BRL	1,455,000	Goldman Sachs International	09/18/24	9,440
USD	309,677	BRL	1,690,000	Goldman Sachs International	09/18/24	9,963
USD	319,460	BRL	1,750,000	Goldman Sachs International	09/18/24	9,105
USD	336,537	BRL	1,870,000	Goldman Sachs International	09/18/24	4,900
USD	215,992	BRL	1,180,000	Morgan Stanley & Co. International PLC	09/18/24	6,724
USD	216,876	BRL	1,190,000	Societe Generale	09/18/24	5,835
USD	247,606	CHF	220,000	Goldman Sachs International	09/18/24	447
USD	249,676	CHF	220,000	HSBC Bank PLC	09/18/24	2,517
USD	519,956	CHF	460,000	HSBC Bank PLC	09/18/24	3,169
USD	374,908	CHF	330,000	Morgan Stanley & Co. International PLC	09/18/24	4,170
USD	337,616	CHF	300,000	Royal Bank of Canada	09/18/24	581
USD	577,934	COP	2,320,000,000	Morgan Stanley & Co. International PLC	09/18/24	25,656
USD	137,763	CZK	3,200,000	Citibank N.A.	09/18/24	726
USD	228,889	CZK	5,300,000	Deutsche Bank AG	09/18/24	1,922
USD	259,179	EUR	240,000	Barclays Bank PLC	09/18/24	1,193
USD	279,665	EUR	260,000	Barclays Bank PLC	09/18/24	180
USD	280,070	EUR	260,000	Barclays Bank PLC	09/18/24	584
USD	645,725	EUR	600,000	Barclays Bank PLC	09/18/24	758
USD	282,211	EUR	260,000	Citibank N.A.	09/18/24	2,725
USD	419,707	EUR	390,000	Citibank N.A.	09/18/24	478
USD	538,916	EUR	500,000	Citibank N.A.	09/18/24	1,444
USD	355,294	EUR	330,000	Deutsche Bank AG	09/18/24	562
USD	636,017	EUR	590,000	Societe Generale	09/18/24	1,800
USD	482,790	GBP	380,000	Barclays Bank PLC	09/18/24	2,158
USD	1,247,262	GBP	980,000	Barclays Bank PLC	09/18/24	7,738
USD	114,016	GBP	90,000	Citibank N.A.	09/18/24	182
USD	660,033	GBP	520,000	HSBC Bank PLC	09/18/24	2,326
USD	608,682	GBP	480,000	Morgan Stanley & Co. International PLC	09/18/24	1,568
USD	63,242	GBP	50,000	Standard Chartered Bank	09/18/24	1
USD	1,153,486	GBP	910,000	Standard Chartered Bank	09/18/24	2,500
USD	2,162,836	HUF	798,000,000	Goldman Sachs International	09/18/24	5,007
USD	275,771	JPY	43,000,000	Citibank N.A.	09/18/24	5,340
USD	199,299	JPY	31,000,000	JPMorgan Chase Bank N.A.	09/18/24	4,337
USD	206,400	JPY	32,000,000	JPMorgan Chase Bank N.A.	09/18/24	5,149
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,581,258	JPY	245,000,000	Standard Chartered Bank	09/18/24	$ 40,428
USD	226,801	NZD	370,000	Barclays Bank PLC	09/18/24	1,436
USD	177,679	NZD	290,000	Citibank N.A.	09/18/24	1,042
USD	550,492	NZD	900,000	Citibank N.A.	09/18/24	2,307
USD	490,828	NZD	800,000	Goldman Sachs International	09/18/24	3,552
USD	826,907	NZD	1,350,000	UBS AG	09/18/24	4,630
USD	224,910	PLN	900,000	Deutsche Bank AG	09/18/24	1,549
USD	381,395	SEK	4,000,000	Barclays Bank PLC	09/18/24	2,507
USD	124,229	SEK	1,300,000	BNP Paribas SA	09/18/24	1,090
USD	59,374	SGD	80,000	JPMorgan Chase Bank N.A.	09/18/24	161
USD	143,023	TWD	4,600,000	Citibank N.A.	09/18/24	1,121
USD	210,853	TWD	6,800,000	Morgan Stanley & Co. International PLC	09/18/24	1,084
USD	399,306	ZAR	7,300,000	Deutsche Bank AG	09/18/24	416
ZAR	700,000	USD	37,882	Barclays Bank PLC	09/18/24	367
ZAR	1,400,000	USD	76,353	Citibank N.A.	09/18/24	147
ZAR	1,500,000	USD	81,494	Deutsche Bank AG	09/18/24	470
ZAR	4,600,000	USD	244,797	Deutsche Bank AG	09/18/24	6,559
ZAR	2,200,000	USD	117,457	Goldman Sachs International	09/18/24	2,756
ZAR	3,000,000	USD	162,084	Morgan Stanley & Co. International PLC	09/18/24	1,844
ZAR	4,700,000	USD	249,791	Toronto-Dominion Bank	09/18/24	7,029
KRW	460,000,000	USD	334,441	Barclays Bank PLC	09/19/24	290
USD	173,335	HKD	1,350,000	HSBC Bank PLC	09/19/24	82
USD	171,274	KRW	235,000,000	Citibank N.A.	09/19/24	270
CLP	250,000,000	USD	263,898	Barclays Bank PLC	09/23/24	1,620
USD	324,611	CLP	296,000,000	Barclays Bank PLC	09/23/24	10,238
USD	417,591	CLP	382,000,000	Barclays Bank PLC	09/23/24	11,880
USD	134,988	CLP	124,000,000	Citibank N.A.	09/23/24	3,291
						308,950
AUD	730,000	USD	488,406	BNP Paribas SA	09/18/24	(448)
AUD	410,000	USD	275,331	Goldman Sachs International	09/18/24	(1,272)
AUD	270,000	USD	180,525	HSBC Bank PLC	09/18/24	(47)
BRL	650,000	USD	118,917	JPMorgan Chase Bank N.A.	09/18/24	(3,642)
BRL	4,000,000	USD	741,331	Morgan Stanley & Co. International PLC	09/18/24	(31,948)
BRL	980,000	USD	179,892	Standard Chartered Bank	09/18/24	(6,093)
CAD	580,000	USD	425,454	Bank of America N.A.	09/18/24	(717)
CAD	630,000	USD	461,691	Goldman Sachs International	09/18/24	(339)
CAD	400,000	USD	293,641	HSBC Bank PLC	09/18/24	(719)
CHF	340,000	USD	383,803	Goldman Sachs International	09/18/24	(1,830)
CHF	290,000	USD	328,168	HSBC Bank PLC	09/18/24	(2,367)
CHF	300,000	USD	338,243	HSBC Bank PLC	09/18/24	(1,208)
CHF	280,000	USD	318,119	Morgan Stanley & Co. International PLC	09/18/24	(3,553)
CHF	350,000	USD	396,514	Morgan Stanley & Co. International PLC	09/18/24	(3,306)
COP	1,070,000,000	USD	255,107	Barclays Bank PLC	09/18/24	(392)
COP	830,000,000	USD	198,033	BNP Paribas SA	09/18/24	(451)
COP	1,460,000,000	USD	353,615	JPMorgan Chase Bank N.A.	09/18/24	(6,061)
COP	3,180,000,000	USD	788,299	Standard Chartered Bank	09/18/24	(31,298)
CZK	3,700,000	USD	158,998	Barclays Bank PLC	09/18/24	(550)
CZK	7,500,000	USD	326,111	Barclays Bank PLC	09/18/24	(4,931)
CZK	2,400,000	USD	102,797	Morgan Stanley & Co. International PLC	09/18/24	(19)
CZK	8,700,000	USD	377,687	Standard Chartered Bank	09/18/24	(5,118)
CZK	9,500,000	USD	413,185	UBS AG	09/18/24	(6,358)
EUR	4,675,000	USD	5,038,427	Barclays Bank PLC	09/18/24	(13,061)
GBP	1,060,000	USD	1,350,159	BNP Paribas SA	09/18/24	(9,450)
GBP	380,000	USD	483,147	HSBC Bank PLC	09/18/24	(2,516)
GBP	110,000	USD	139,791	JPMorgan Chase Bank N.A.	09/18/24	(661)
GBP	990,000	USD	1,254,821	Morgan Stanley & Co. International PLC	09/18/24	(2,649)
HUF	40,000,000	USD	109,025	BNP Paribas SA	09/18/24	(863)
HUF	87,000,000	USD	235,320	BNP Paribas SA	09/18/24	(68)
IDR	3,920,000,000	USD	239,594	Morgan Stanley & Co. International PLC	09/18/24	(325)
IDR	14,070,000,000	USD	860,972	Morgan Stanley & Co. International PLC	09/18/24	(2,167)
JPY	53,000,000	USD	336,619	Barclays Bank PLC	09/18/24	(3,297)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	69,000,000	USD	437,691	Citibank N.A.	09/18/24	$ (3,743)
JPY	18,000,000	USD	113,399	HSBC Bank PLC	09/18/24	(195)
JPY	103,000,000	USD	649,661	HSBC Bank PLC	09/18/24	(1,884)
JPY	34,000,000	USD	216,741	JPMorgan Chase Bank N.A.	09/18/24	(2,912)
MXN	3,100,000	USD	167,465	Deutsche Bank AG	09/18/24	(43)
NOK	1,400,000	USD	132,700	Deutsche Bank AG	09/18/24	(1,326)
NOK	900,000	USD	85,581	Goldman Sachs International	09/18/24	(1,126)
NOK	2,800,000	USD	266,145	Goldman Sachs International	09/18/24	(3,395)
NOK	3,300,000	USD	310,032	Goldman Sachs International	09/18/24	(364)
NZD	460,000	USD	281,864	Deutsche Bank AG	09/18/24	(1,681)
SEK	1,800,000	USD	175,578	Deutsche Bank AG	09/18/24	(5,079)
SEK	500,000	USD	47,702	Goldman Sachs International	09/18/24	(341)
SEK	900,000	USD	86,423	Goldman Sachs International	09/18/24	(1,173)
SEK	2,000,000	USD	192,050	Goldman Sachs International	09/18/24	(2,606)
SEK	6,500,000	USD	621,086	HSBC Bank PLC	09/18/24	(5,393)
SEK	1,700,000	USD	162,883	JPMorgan Chase Bank N.A.	09/18/24	(1,856)
SEK	1,900,000	USD	182,307	JPMorgan Chase Bank N.A.	09/18/24	(2,335)
SGD	250,000	USD	185,558	BNP Paribas SA	09/18/24	(520)
SGD	200,000	USD	148,467	JPMorgan Chase Bank N.A.	09/18/24	(436)
SGD	5,400,000	USD	4,006,375	UBS AG	09/18/24	(9,539)
THB	8,000,000	USD	219,370	Goldman Sachs International	09/18/24	(3)
THB	9,700,000	USD	266,301	Morgan Stanley & Co. International PLC	09/18/24	(318)
THB	12,200,000	USD	334,981	Morgan Stanley & Co. International PLC	09/18/24	(446)
TWD	19,500,000	USD	605,552	Goldman Sachs International	09/18/24	(4,009)
USD	245,014	AUD	370,000	Bank of America N.A.	09/18/24	(2,307)
USD	941,659	AUD	1,420,000	Bank of America N.A.	09/18/24	(7,521)
USD	495,840	AUD	750,000	BNP Paribas SA	09/18/24	(5,487)
USD	546,728	AUD	820,000	BNP Paribas SA	09/18/24	(1,390)
USD	271,950	AUD	410,000	Goldman Sachs International	09/18/24	(2,109)
USD	39,957	AUD	60,000	JPMorgan Chase Bank N.A.	09/18/24	(149)
USD	3,548,674	AUD	5,360,000	Royal Bank of Canada	09/18/24	(34,145)
USD	5,961,201	CAD	8,190,000	Citibank N.A.	09/18/24	(36,375)
USD	51,256	CAD	70,000	Deutsche Bank AG	09/18/24	(5)
USD	36,580	CAD	50,000	HSBC Bank PLC	09/18/24	(36)
USD	408,197	CAD	560,000	HSBC Bank PLC	09/18/24	(1,894)
USD	370,082	CHF	330,000	BNP Paribas SA	09/18/24	(657)
USD	71,360	COP	300,000,000	Goldman Sachs International	09/18/24	(55)
USD	116,265	COP	490,000,000	JPMorgan Chase Bank N.A.	09/18/24	(380)
USD	675,877	EUR	630,000	Barclays Bank PLC	09/18/24	(1,338)
USD	783,625	EUR	730,000	Goldman Sachs International	09/18/24	(1,084)
USD	2,308,135	EUR	2,150,000	Goldman Sachs International	09/18/24	(2,996)
USD	579,885	EUR	540,000	HSBC Bank PLC	09/18/24	(585)
USD	107,400	EUR	100,000	JPMorgan Chase Bank N.A.	09/18/24	(95)
USD	123,395	HUF	46,000,000	Goldman Sachs International	09/18/24	(991)
USD	443,306	HUF	164,000,000	UBS AG	09/18/24	(158)
USD	81,246	INR	6,800,000	Barclays Bank PLC	09/18/24	(113)
USD	133,782	NZD	220,000	JPMorgan Chase Bank N.A.	09/18/24	(219)
USD	2,006,689	PHP	118,200,000	Citibank N.A.	09/18/24	(14,728)
USD	51,140	PHP	3,000,000	JPMorgan Chase Bank N.A.	09/18/24	(165)
USD	181,178	PHP	10,600,000	Morgan Stanley & Co. International PLC	09/18/24	(100)
USD	290,580	PHP	17,100,000	Standard Chartered Bank	09/18/24	(1,859)
USD	291,575	PHP	17,200,000	Standard Chartered Bank	09/18/24	(2,574)
USD	185,007	PLN	750,000	Deutsche Bank AG	09/18/24	(1,127)
USD	24,763	PLN	100,000	Goldman Sachs International	09/18/24	(54)
USD	61,691	PLN	250,000	Goldman Sachs International	09/18/24	(353)
USD	73,362	PLN	300,000	Goldman Sachs International	09/18/24	(1,092)
USD	111,625	PLN	450,000	Goldman Sachs International	09/18/24	(55)
USD	210,526	PLN	850,000	Societe Generale	09/18/24	(426)
USD	208,757	PLN	850,000	Toronto-Dominion Bank	09/18/24	(2,195)
USD	1,012,564	PLN	4,100,000	UBS AG	09/18/24	(4,968)
USD	680,091	SEK	7,200,000	Goldman Sachs International	09/18/24	(1,908)
USD	840,198	THB	30,700,000	Goldman Sachs International	09/18/24	(1,623)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	165,955	TWD	5,400,000	Deutsche Bank AG	09/18/24	$ (626)
USD	335,139	TWD	10,900,000	HSBC Bank PLC	09/18/24	(1,108)
USD	98,432	TWD	3,200,000	UBS AG	09/18/24	(283)
ZAR	2,200,000	USD	121,521	Citibank N.A.	09/18/24	(1,307)
ZAR	2,900,000	USD	159,864	Deutsche Bank AG	09/18/24	(1,400)
KRW	290,000,000	USD	211,215	Barclays Bank PLC	09/19/24	(188)
KRW	130,000,000	USD	95,119	Goldman Sachs International	09/19/24	(521)
KRW	4,570,000,000	USD	3,330,176	Morgan Stanley & Co. International PLC	09/19/24	(4,692)
USD	133,887	KRW	185,000,000	Barclays Bank PLC	09/19/24	(733)
USD	275,430	KRW	380,000,000	Barclays Bank PLC	09/19/24	(1,087)
USD	321,683	KRW	445,000,000	Barclays Bank PLC	09/19/24	(2,133)
USD	278,197	KRW	385,000,000	HSBC Bank PLC	09/19/24	(1,958)
USD	285,356	KRW	395,000,000	Morgan Stanley & Co. International PLC	09/19/24	(2,077)
CLP	1,152,000,000	USD	1,246,578	Morgan Stanley & Co. International PLC	09/23/24	(23,072)
USD	215,677	CLP	204,000,000	Morgan Stanley & Co. International PLC	09/23/24	(986)
						(373,934)
						$ (64,984)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	USD	1,455	$ (30,257)	$ (30,228)	$ (29)
iTraxx.EUR.41.V1	1.00	Quarterly	06/20/29	EUR	3,985	(77,028)	(73,386)	(3,642)
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	EUR	835	(67,423)	(64,263)	(3,160)
						$ (174,708)	$ (167,877)	$ (6,831)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD	16,980	$ 1,087,076	$ 1,147,611	$ (60,535)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.24%	At Termination	05/15/34	EUR	440	$ 1,973	$ (9)	$ 1,982
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.26%	At Termination	05/15/34	EUR	880	5,829	2,623	3,206
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.27%	At Termination	05/15/34	EUR	690	5,200	(69)	5,269
UK RPI All Items NSA	At Termination	3.74%	At Termination	05/15/34	GBP	720	9,154	19	9,135
UK RPI All Items NSA	At Termination	3.76%	At Termination	05/15/34	GBP	490	6,949	353	6,596
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	05/16/34	USD	1,050	1,685	22	1,663
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	05/17/34	USD	1,380	1,865	1,415	450

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	05/20/34	USD	1,040	$ 433	$ 279	$ 154
US CPI for All Urban Consumers NSA	At Termination	2.55%	At Termination	05/29/34	USD	370	37	(290)	327
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	05/30/34	USD	340	539	(782)	1,321
US CPI for All Urban Consumers NSA	At Termination	2.62%	At Termination	06/04/34	USD	740	4,678	15	4,663
US CPI for All Urban Consumers NSA	At Termination	2.60%	At Termination	06/05/34	USD	290	1,470	519	951
US CPI for All Urban Consumers NSA	At Termination	2.59%	At Termination	06/06/34	USD	1,950	7,609	1,660	5,949
US CPI for All Urban Consumers NSA	At Termination	2.56%	At Termination	06/07/34	USD	1,550	2,956	32	2,924
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.22%	At Termination	06/15/34	EUR	550	171	(538)	709
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.23%	At Termination	06/15/34	EUR	520	585	149	436
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.23%	At Termination	06/15/34	EUR	300	543	667	(124)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.24%	At Termination	06/15/34	EUR	150	420	368	52
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.26%	At Termination	06/15/34	EUR	560	2,340	(1,279)	3,619
UK RPI All Items NSA	At Termination	3.65%	At Termination	06/15/34	GBP	670	(477)	(370)	(107)
UK RPI All Items NSA	At Termination	3.65%	At Termination	06/15/34	GBP	490	(390)	343	(733)
UK RPI All Items NSA	At Termination	3.67%	At Termination	06/15/34	GBP	430	771	775	(4)
UK RPI All Items NSA	At Termination	3.72%	At Termination	06/15/34	GBP	700	5,428	(2,037)	7,465
UK RPI All Items NSA	At Termination	3.75%	At Termination	06/15/34	GBP	180	2,161	(276)	2,437
UK RPI All Items NSA	At Termination	3.76%	At Termination	06/15/34	GBP	430	5,826	(1,322)	7,148
UK RPI All Items NSA	At Termination	3.76%	At Termination	06/15/34	GBP	640	8,311	(107)	8,418
US CPI for All Urban Consumers NSA	At Termination	2.50%	At Termination	06/17/34	USD	1,040	(4,062)	(1,028)	(3,034)
US CPI for All Urban Consumers NSA	At Termination	2.49%	At Termination	06/18/34	USD	890	(3,818)	2,689	(6,507)
							$ 68,186	$ 3,821	$ 64,365
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.68%	Semi-Annual	3.05%	Annual	09/18/24 (a)	09/18/26	EUR	23,860	$ (17,459)	$ (11,815)	$ (5,644)
6-mo. EURIBOR, 3.68%	Semi-Annual	3.07%	Annual	09/18/24 (a)	09/18/26	EUR	16,590	(6,911)	12,112	(19,023)
6-mo. EURIBOR, 3.68%	Semi-Annual	3.22%	Annual	09/18/24 (a)	09/18/26	EUR	35,700	94,518	366	94,152
6-mo. EURIBOR, 3.68%	Semi-Annual	3.26%	Annual	09/18/24 (a)	09/18/26	EUR	12,718	45,695	10,349	35,346
4.26%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/26	GBP	20,990	55,831	22,996	32,835
1-Day SOFR, 5.33%	Annual	4.51%	Annual	09/18/24 (a)	09/18/26	USD	56,990	113,312	190,001	(76,689)
4.52%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/26	GBP	20,660	(71,336)	(2,920)	(68,416)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.88%	Annual	09/18/24 (a)	09/18/27	EUR	4,370	(8,651)	(1,118)	(7,533)
6-mo. EURIBOR, 3.68%	Semi-Annual	2.89%	Annual	09/18/24 (a)	09/18/27	EUR	4,350	(7,072)	1,085	(8,157)
1-Day CORRA, 4.75%	Semi-Annual	3.55%	Semi-Annual	09/18/24 (a)	09/18/27	CAD	11,310	(2,291)	31,768	(34,059)
4.01%	Quarterly	3-mo. BBSW, 4.45%	Quarterly	09/18/24 (a)	09/18/27	AUD	3,650	15,265	13,957	1,308
4.04%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/27	GBP	1,920	7,608	1,495	6,113
4.06%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/27	GBP	1,850	6,040	34	6,006
4.29%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/27	USD	9,580	(27,021)	(46,411)	19,390
4.30%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/27	GBP	1,880	(9,887)	(727)	(9,160)
28-Day MXIBTIIE, 11.24%	Monthly	9.04%	Monthly	09/18/24 (a)	09/12/29	MXN	14,810	(12,696)	8	(12,704)
28-Day MXIBTIIE, 11.24%	Monthly	9.16%	Monthly	09/18/24 (a)	09/12/29	MXN	12,330	(7,272)	7	(7,279)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 11.24%	Monthly	9.40%	Monthly	09/18/24 (a)	09/12/29	MXN	10,100	$ (770)	$ 6	$ (776)
28-Day MXIBTIIE, 11.24%	Monthly	9.75%	Monthly	09/18/24 (a)	09/12/29	MXN	10,330	6,905	5	6,900
1-Day SSARON, 1.22%	Annual	1.11%	Annual	09/18/24 (a)	09/18/29	CHF	480	6,846	(61)	6,907
3-mo. STIBOR, 3.71%	Quarterly	2.53%	Annual	09/18/24 (a)	09/18/29	SEK	4,110	214	(251)	465
1-Day THOR, 2.48%	Quarterly	2.55%	Quarterly	09/18/24 (a)	09/18/29	THB	8,985	1,478	3	1,475
1-Day THOR, 2.48%	Quarterly	2.57%	Quarterly	09/18/24 (a)	09/18/29	THB	24,070	4,594	7	4,587
3-mo. STIBOR, 3.71%	Quarterly	2.62%	Annual	09/18/24 (a)	09/18/29	SEK	5,850	2,408	2,086	322
3-mo. STIBOR, 3.71%	Quarterly	2.63%	Annual	09/18/24 (a)	09/18/29	SEK	10,270	4,762	1,027	3,735
3-mo. STIBOR, 3.71%	Quarterly	2.66%	Annual	09/18/24 (a)	09/18/29	SEK	7,390	4,498	465	4,033
3-mo. STIBOR, 3.71%	Quarterly	2.69%	Annual	09/18/24 (a)	09/18/29	SEK	6,180	4,508	(339)	4,847
6-mo. EURIBOR, 3.68%	Semi-Annual	2.73%	Annual	09/18/24 (a)	09/18/29	EUR	430	(2,068)	(777)	(1,291)
2.75%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	9,780	37,135	18,706	18,429
6-mo. EURIBOR, 3.68%	Semi-Annual	2.77%	Annual	09/18/24 (a)	09/18/29	EUR	6,520	(17,118)	7,062	(24,180)
1-Day SORA, 3.43%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,720	(6,713)	14	(6,727)
2.91%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	14,800	(64,175)	(11,030)	(53,145)
2.95%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/29	EUR	5,283	(33,320)	(8,552)	(24,768)
6-mo. PRIBOR, 4.56%	Semi-Annual	3.00%	Annual	09/18/24 (a)	09/18/29	CZK	24,100	(36,993)	12	(37,005)
1-Day SORA, 3.43%	Semi-Annual	3.17%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	570	4,812	5	4,807
1-Day SORA, 3.43%	Semi-Annual	3.25%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,800	20,271	15	20,256
1-Day SORA, 3.43%	Semi-Annual	3.27%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	960	11,365	8	11,357
1-Day CORRA, 4.75%	Semi-Annual	3.55%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	880	5,790	2,353	3,437
1-Day CORRA, 4.75%	Semi-Annual	3.60%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	480	3,939	(162)	4,101
6-mo. PRIBOR, 4.56%	Semi-Annual	3.60%	Annual	09/18/24 (a)	09/18/29	CZK	25,600	(9,070)	12	(9,082)
3.77%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	510	3,929	623	3,306
1-Day SONIA, 5.20%	Annual	3.78%	Annual	09/18/24 (a)	09/18/29	GBP	90	(656)	(191)	(465)
3.79%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	580	3,877	155	3,722
3.80%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	15,650	6,507	(13,029)	19,536
3.85%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	370	1,236	1,431	(195)
3.91%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	14,320	52,483	(2,894)	55,377
3.93%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	6,560	(942)	(1,053)	111
6-mo. PRIBOR, 4.56%	Semi-Annual	3.93%	Annual	09/18/24 (a)	09/18/29	CZK	16,390	4,769	8	4,761
6-mo. PRIBOR, 4.56%	Semi-Annual	3.94%	Annual	09/18/24 (a)	09/18/29	CZK	12,870	3,846	6	3,840
3.95%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	13,810	(3,309)	(1,980)	(1,329)
3.96%	Annual	6-mo. NIBOR, 4.85%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	7,760	(2,193)	(427)	(1,766)
3.98%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	450	(1,920)	1,311	(3,231)
4.00%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	670	(373)	(20)	(353)
4.05%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	410	(1,081)	(699)	(382)
4.05%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	40,680	(321,945)	(303,999)	(17,946)
4.08%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	38,010	(149,872)	(278,275)	128,403
4.09%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	1,260	(5,892)	(553)	(5,339)
4.11%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	690	(3,599)	(709)	(2,890)
4.15%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	480	(3,437)	1,749	(5,186)
4.15%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	540	(3,824)	(219)	(3,605)
4.17%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	930	(7,422)	(951)	(6,471)
4.21%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	1,810	(18,009)	20	(18,029)
4.24%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	640	(7,049)	(456)	(6,593)
4.25%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	460	(5,314)	(1,381)	(3,933)
4.29%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	500	(6,673)	534	(7,207)
3-mo. BBR, 5.70%	Quarterly	4.29%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	880	(2,310)	6	(2,316)
4.30%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/29	USD	650	(9,045)	7	(9,052)
3-mo. BBR, 5.70%	Quarterly	4.31%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	1,020	(2,336)	7	(2,343)
6-mo. WIBOR, 5.86%	Semi-Annual	4.97%	Annual	09/18/24 (a)	09/18/29	PLN	2,860	610	8	602
6-mo. WIBOR, 5.86%	Semi-Annual	5.16%	Annual	09/18/24 (a)	09/18/29	PLN	2,770	6,318	8	6,310
6-mo. WIBOR, 5.86%	Semi-Annual	5.22%	Annual	09/18/24 (a)	09/18/29	PLN	2,280	6,703	6	6,697
3-mo. JIBAR, 8.35%	Quarterly	8.56%	Quarterly	09/18/24 (a)	09/18/29	ZAR	11,570	7,855	7	7,848
3-mo. KRW CDC, 3.60%	Quarterly	3.29%	Quarterly	09/19/24 (a)	09/19/29	KRW	623,570	3,597	5	3,592
3.78%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	4,890	(1,306)	7	(1,313)
3.89%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	6,120	(5,424)	9	(5,433)
3.93%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	7,780	(8,761)	11	(8,772)
4.17%	Quarterly	3-mo. HIBOR, 4.75%	Quarterly	09/19/24 (a)	09/19/29	HKD	4,360	(10,773)	6	(10,779)
2.73%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/34	EUR	7,130	52,460	(5,097)	57,557

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.68%	Semi-Annual	2.86%	Annual	09/18/24 (a)	09/18/34	EUR	26,060	$ 115,255	$ 221,291	$ (106,036)
1-Day SONIA, 5.20%	Annual	3.71%	Annual	09/18/24 (a)	09/18/34	GBP	4,410	(56,062)	(9,413)	(46,649)
1-Day SOFR, 5.33%	Annual	3.80%	Annual	09/18/24 (a)	09/18/34	USD	7,780	(68,351)	10,597	(78,948)
1-Day SONIA, 5.20%	Annual	3.95%	Annual	09/18/24 (a)	09/18/34	GBP	27,080	312,620	338,792	(26,172)
1-Day SOFR, 5.33%	Annual	3.97%	Annual	09/18/24 (a)	09/18/34	USD	28,560	142,583	318,304	(175,721)
2.57%	Annual	6-mo. EURIBOR, 3.68%	Semi-Annual	09/18/24 (a)	09/18/54	EUR	10,500	(91,958)	(166,397)	74,439
3.75%	Annual	1-Day SOFR, 5.33%	Annual	09/18/24 (a)	09/18/54	USD	10,910	(65,592)	(206,282)	140,690
								$ (23,809)	$ 132,684	$ (156,493)

(a)	Forward Swap.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 2,370,411	$ (1,254,172)	$ 882,473	$ (1,041,967)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Master Portfolio Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 672,247	$ —	$ 672,247
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	308,950	—	—	308,950
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	807,599	74,874	882,473
	$ —	$ —	$ —	$ 308,950	$ 1,479,846	$ 74,874	$ 1,863,670
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 96,910	$ —	$ 96,910
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	373,934	—	—	373,934
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	67,366	—	—	964,092	10,509	1,041,967
	$ —	$ 67,366	$ —	$ 373,934	$ 1,061,002	$ 10,509	$ 1,512,811

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 74,437	$ —	$ 74,437
Forward foreign currency exchange contracts	—	—	—	(97,457)	—	—	(97,457)
Swaps	—	(494,305)	—	—	(104,786)	426,841	(172,250)
	$ —	$ (494,305)	$ —	$ (97,457)	$ (30,349)	$ 426,841	$ (195,270)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,014,903)	$ —	$ (2,014,903)
Forward foreign currency exchange contracts	—	—	—	35,460	—	—	35,460
Swaps	—	(576,079)	—	—	(488,325)	(137,034)	(1,201,438)
	$ —	$ (576,079)	$ —	$ 35,460	$ (2,503,228)	$ (137,034)	$ (3,180,881)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$128,843,897
Average notional value of contracts — short	$27,321,909
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$47,886,583
Average amounts sold — in USD	$44,832,186
Credit default swaps:
Average notional value — buy protection	$46,579,991
Average notional value — sell protection	$10,492,400
Interest rate swaps:
Average notional value — pays fixed rate	$257,401,588
Average notional value — receives fixed rate	$228,358,040
Inflation swaps:
Average notional value — pays fixed rate	$10,346,432
Average notional value — receives fixed rate	$10,512,330
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 94,784	$ 575,004
Forward foreign currency exchange contracts	308,950	373,934
Swaps — centrally cleared	48,795	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	452,529	948,938
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(143,579)	(575,004)
Total derivative assets and liabilities subject to an MNA	$ 308,950	$ 373,934
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$ 3,483	$ (3,483)	$ —	$ —	$ —
Barclays Bank PLC	49,054	(27,823)	—	—	21,231
BNP Paribas SA	2,295	(2,295)	—	—	—
Citibank N.A.	23,032	(23,032)	—	—	—
Deutsche Bank AG	32,890	(11,287)	—	—	21,603

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Goldman Sachs International	$ 63,106	$ (29,299)	$ —	$ —	$ 33,807
HSBC Bank PLC	14,891	(14,891)	—	—	—
JPMorgan Chase Bank N.A.	12,385	(12,385)	—	—	—
Morgan Stanley & Co. International PLC	43,378	(43,378)	—	—	—
Royal Bank of Canada	581	(581)	—	—	—
Societe Generale	7,635	(426)	—	—	7,209
Standard Chartered Bank	44,561	(44,561)	—	—	—
Toronto-Dominion Bank	7,029	(2,195)	—	—	4,834
UBS AG	4,630	(4,630)	—	—	—
	$ 308,950	$ (220,266)	$ —	$ —	$ 88,684

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Bank of America N.A.	$ 10,545	$ (3,483)	$ —	$ —	$ 7,062
Barclays Bank PLC	27,823	(27,823)	—	—	—
BNP Paribas SA	19,334	(2,295)	—	—	17,039
Citibank N.A.	56,153	(23,032)	—	—	33,121
Deutsche Bank AG	11,287	(11,287)	—	—	—
Goldman Sachs International	29,299	(29,299)	—	—	—
HSBC Bank PLC	19,910	(14,891)	—	—	5,019
JPMorgan Chase Bank N.A.	18,911	(12,385)	—	—	6,526
Morgan Stanley & Co. International PLC	75,658	(43,378)	—	—	32,280
Royal Bank of Canada	34,145	(581)	—	—	33,564
Societe Generale	426	(426)	—	—	—
Standard Chartered Bank	46,942	(44,561)	—	—	2,381
Toronto-Dominion Bank	2,195	(2,195)	—	—	—
UBS AG	21,306	(4,630)	—	—	16,676
	$ 373,934	$ (220,266)	$ —	$ —	$ 153,668

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 48,238,851	$ —	$ 48,238,851
Common Stocks	—	—	1	1
Corporate Bonds	—	220,243,377	—	220,243,377
Foreign Agency Obligations	—	3,018,528	—	3,018,528
Municipal Bonds	—	3,886,586	—	3,886,586
Non-Agency Mortgage-Backed Securities	—	65,463,820	—	65,463,820
U.S. Government Sponsored Agency Securities	—	182,579,880	—	182,579,880
U.S. Treasury Obligations	—	126,915,782	—	126,915,782
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 20,503,725	$ —	$ —	$ 20,503,725
U.S. Treasury Obligations	—	15,937,116	—	15,937,116
Liabilities
Investments
TBA Sale Commitments	—	(2,454,075)	—	(2,454,075)
	$20,503,725	$663,829,865	$1	$684,333,591
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 308,950	$ —	$ 308,950
Interest Rate Contracts	672,247	807,599	—	1,479,846
Other Contracts	—	74,874	—	74,874
Liabilities
Credit Contracts	—	(67,366)	—	(67,366)
Foreign Currency Exchange Contracts	—	(373,934)	—	(373,934)
Interest Rate Contracts	(96,910)	(964,092)	—	(1,061,002)
Other Contracts	—	(10,509)	—	(10,509)
	$575,337	$(224,478)	$—	$350,859

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities(unaudited)
June 30, 2024

Advantage CoreAlpha Bond Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 666,283,941
Investments, at value — affiliated(c)	20,503,725
Cash	1,895,023
Cash pledged:
Futures contracts	2,429,000
Centrally cleared swaps	3,299,000
Foreign currency, at value(d)	904,191
Receivables:
Securities lending income — affiliated	6,426
TBA sale commitments	2,451,721
Dividends — unaffiliated	25,518
Dividends — affiliated	434
Interest — unaffiliated	5,212,998
Principal paydowns	3,154
Variation margin on futures contracts	94,784
Variation margin on centrally cleared swaps	48,795
Unrealized appreciation on forward foreign currency exchange contracts	308,950
Prepaid expenses	4,578
Other assets	1,348,383
Total assets	704,820,621
LIABILITIES
Collateral on securities loaned	20,045,287
TBA sale commitments, at value(e)	2,454,075
Payables:
Investments purchased	17,588,859
Withdrawals to investors	1,526,945
Investment advisory fees	130,860
Trustees’ fees	859
Professional fees	29,692
Variation margin on futures contracts	575,004
Unrealized depreciation on forward foreign currency exchange contracts	373,934
Total liabilities	42,725,515
Commitments and contingent liabilities
NET ASSETS	$ 662,095,106
NET ASSETS CONSIST OF
Investors’ capital	$ 704,467,984
Net unrealized appreciation (depreciation)	(42,372,878)
NET ASSETS	$ 662,095,106
(a) Investments, at cost—unaffiliated	$708,943,113
(b) Securities loaned, at value	$19,200,298
(c) Investments, at cost—affiliated	$20,493,521
(d) Foreign currency, at cost	$976,606
(e) Proceeds from TBA sale commitments	$2,451,721
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

Advantage CoreAlpha Bond Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$110,024
Interest — unaffiliated	16,007,318
Securities lending income — affiliated — net	50,459
Total investment income	16,167,801
EXPENSES
Investment advisory	837,258
Professional	22,574
Trustees	6,554
Total expenses	866,386
Less:
Fees waived and/or reimbursed by the Manager	(30,626)
Total expenses after fees waived and/or reimbursed	835,760
Net investment income	15,332,041
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,791,980)
Investments — affiliated	(171)
Forward foreign currency exchange contracts	(97,457)
Foreign currency transactions	2,652
Futures contracts	74,437
Swaps	(172,250)
(6,984,769)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,869,285)
Investments — affiliated	(7,817)
Forward foreign currency exchange contracts	35,460
Foreign currency translations	(118,565)
Futures contracts	(2,014,903)
Swaps	(1,201,438)
(11,176,548)
Net realized and unrealized loss	(18,161,317)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,829,276)
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	Advantage CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,332,041	$32,544,894
Net realized loss	(6,984,769)	(60,641,566)
Net change in unrealized appreciation (depreciation)	(11,176,548)	64,129,351
Net increase (decrease) in net assets resulting from operations	(2,829,276)	36,032,679
CAPITAL TRANSACTIONS
Proceeds from contributions	53,707,182	161,931,861
Value of withdrawals	(107,567,447)	(518,545,753)
Net decrease in net assets derived from capital transactions	(53,860,265)	(356,613,892)
NET ASSETS
Total decrease in net assets	(56,689,541)	(320,581,213)
Beginning of period	718,784,647	1,039,365,860
End of period	$662,095,106	$718,784,647
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights
(unaudited)

Advantage CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	(0.25)%(a)	5.41%	(14.21)%	(1.88)%	8.93%	9.74%
Ratios to Average Net Assets(b)
Total expenses	0.25%(c)	0.25%	0.24%	0.24%	0.24%	0.24%
Total expenses after fees waived and/or reimbursed	0.24%(c)	0.24%	0.23%	0.23%	0.23%	0.23%
Net investment income	4.39%(c)	3.63%	2.56%	2.05%	2.48%	3.05%
Supplemental Data
Net assets, end of period (000)	$662,095	$718,785	$1,039,366	$1,488,952	$1,805,368	$1,938,121
Portfolio turnover rate(d)	79%	201%	205%	219%	410%	263%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Portfolio turnover rate (excluding MDRs)	55%	118%	107%	123%	261%	166%
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 1,204,159	$ (1,204,159)	$ —	$ —
Barclays Capital, Inc.	190,611	(190,611)	—	—
BMO Capital Markets Corp.	19,526	(19,526)	—	—
BNP Paribas SA	2,953,688	(2,953,688)	—	—

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BofA Securities, Inc.	$ 817,748	$ (817,748)	$ —	$ —
Citigroup Global Markets, Inc.	75,675	(75,675)	—	—
Deutsche Bank Securities, Inc.	299,358	(299,358)	—	—
Goldman Sachs & Co. LLC	1,381,683	(1,381,683)	—	—
HSBC Securities (USA), Inc.	436,563	(436,563)	—	—
J.P. Morgan Securities LLC	3,209,601	(3,209,601)	—	—
Jefferies LLC	480,597	(480,597)	—	—
Morgan Stanley	1,063,635	(1,063,635)	—	—
Pershing LLC	87,132	(87,132)	—	—
RBC Capital Markets LLC	760,504	(760,504)	—	—
Scotia Capital (USA), Inc.	715,309	(715,309)	—	—
State Street Bank & Trust Co.	613,062	(613,062)	—	—
TD Securities (USA) LLC	239,444	(239,444)	—	—
Toronto-Dominion Bank	3,870,953	(3,870,953)	—	—
UBS Securities LLC	387,792	(387,792)	—	—
Wells Fargo Bank N.A.	178,299	(178,299)	—	—
Wells Fargo Securities LLC	214,959	(214,959)	—	—
	$ 19,200,298	$ (19,200,298)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement  of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.24%
$1 billion — $3 billion	0.23
$3 billion — $5 billion	0.22
$5 billion — $10 billion	0.21
Greater than $10 billion	0.20
With respect to the Master Portfolio, the Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the "Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BFA for services they provide for that portion of the Master Portfolio for which BIL and BFA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of the MIP II’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $29,128.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2024, the amount waived was $1,498.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $18,045 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP II are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
Advantage CoreAlpha Bond Master Portfolio	$ 469,640,708	$ 499,331,024	$ 79,330,199	$ 119,174,410
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were $165,063,005 and $165,055,270, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage CoreAlpha Bond Master Portfolio	$ 729,501,311	$ 5,153,490	$ (47,518,630)	$ (42,365,140)
9.
BANK BORROWINGS
MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80%

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Master Portfolio may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and/or MIP II Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund/MIP II
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio II (the “Master Portfolio”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of Advantage CoreAlpha Bond Master Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor.  The Board of Trustees of the Master Portfolio also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (together with BIL, the “Sub-Advisors”), with respect to the Master Fund. BlackRock Advantage CoreAlpha Bond Fund (the “Feeder Fund”), a series of BlackRock Funds VI (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”, and (c) the Master Portfolio and the Feeder Trust are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Fund on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewals of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, fourth and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses. The Board also noted that BlackRock and its affiliates had contractually agreed to waive a portion of the administration fee payable by the fund.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between the Manager and each of the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11. –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 22, 2024